As filed with the Securities and Exchange Commission on November 13, 1998
                               File No. 333-47207
                                    811-8683

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [   ]

                         Pre-Effective Amendment No. 1                     [ X ]

                         Post-Effective Amendment No.                      [   ]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [   ]

                                 AMENDMENT NO. 1                           [ X ]


                               TANAKA FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                     Two Portland Square, Portland, ME 04101
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 490-3380



                                Graham Y. Tanaka
                               Tanaka Funds, Inc.
                     Two Portland Square, Portland, ME 04101
               (Name and address of agent for service of process)

Copies to:  Margaret A. Bancroft, Esq.            D. Blaine Riggle, Esq.
            Dechert Price & Rhoads                Forum Financial Services, Inc.
            30 Rockefeller Plaza                  Two Portland Square
            New York, NY  10112                   Portland, ME  04101

          It is proposed that this filing will become effective (check appropriate box)

                immediately upon filing pursuant to paragraph (b)
           ----
                on  ______________, 1998 pursuant to paragraph (b)
           ----
                60 days after filing pursuant to paragraph (a)
           ----
                on (date)  pursuant to paragraph  (a) of  Rule  485
           ----
                75 days after  filing  pursuant to paragraph (a)(2) of Rule 485
           ----
                on (date) pursuant to paragraph (a)(2) of Rule 485.
           ----


Title of Securities Being Registered:

Tanaka Growth Fund - Common Stock divided into three classes designated Class A common stock, Class B common stock and Class R common stock.

                               TANAKA FUNDS, INC.

                              CROSS REFERENCE SHEET
                             (as required by 495(a))


N-1A Item                Caption in Prospectus
---------                ---------------------

                  PART A: INFORMATION REQUIRED IN A PROSPECTUS


Item 1.         Cover Page                          Cover Page

Item 2.         Synopsis                            Prospectus Summary; Fund Expenses

Item 3.         Condensed Financial Information     Not Applicable

Item 4.         General Description of Registrant   Prospectus Summary; Cover Page; Investment Objective; Investment
                                                    Policies; Fundamental Investment Restrictions; Investment
                                                    Techniques

Item 5          Management of the Fund              Prospectus Summary; The Fund's Management; To Obtain More
                                                    Information

Item 5A.        Management's Discussion of Fund     Not Included
                Performance

Item 6.         Capital Stock and Other             Prospectus Summary; Choosing a Class of Shares; Taxes; Income
                Securities                          and Capital Gain Distributions; Organization and Description of
                                                    Common Stock; To Obtain More Information

Item 7.         Purchase of Securities Being        Prospectus Summary; How to Invest; How Net Asset Value is
                Offered                             Determined; Special Shareholder Services; Purchases and
                                                    Redemptions of Shares; Purchase and Redemption Procedures

Item 8.         Redemption or Repurchase            Purchases and Redemptions of Shares; Purchase and Redemption
                                                    Procedures; Special Shareholder Services

Item 9.         Pending Legal Proceedings           Not Applicable


                        PART B: INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

Item 10.        Cover Page                          Cover Page

Item 11.        Table of Contents                   Table of Contents

Item 12.        General Information and History     General Information and History

Item 13.        Investment Objectives and Policies  Additional Information on Investment Techniques; Investment
                                                    Restrictions

Item 14.        Management of the Fund              Directors and Officers

Item 15.        Control Persons and Principal       Directors and Officers
                Holders of Securities

Item 16.        Investment Advisory and Other       Investment Adviser; Transfer Agent; Administrator; Distribution
                Services



Item 17.        Brokerage Allocation and Other      Portfolio Transactions and Brokerage
                Practices

Item 18.        Capital Stock and Other Securities  General Information and History; Dividends and Distributions

Item 19.        Purchase, Redemption and Pricing    Special Shareholder Services; Net Asset Value
                of Securities Being Offered

Item 20.        Tax Status                          Taxes

Item 21.        Underwriters                        Distribution

Item 22.        Calculation of Performance Data     Performance

Item 23.        Financial Statements                Financial Statements


                               TANAKA Growth Fund

                        A "series" of TANAKA Funds, Inc.

                               Two Portland Square
                              Portland, Maine 04101

                            888-9-TANAKA (Toll Free)


                                   PROSPECTUS
                               December ___, 1998


         This Prospectus offers no-load shares of the TANAKA Growth Fund (the "Fund"), a diversified series of TANAKA Funds, Inc. (the "Company"), an open-end, management investment company commonly known as a "mutual fund." The Company is currently composed of one series, the Fund.

         This Prospectus relates only to the Class R shares of the Fund and sets forth concisely information about the Fund which a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated December ___, 1998, as may be amended from time to time, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and telephone number printed above.

         The Fund may also offer Class A and Class B shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes of shares can be obtained by writing or calling the Fund at the address and telephone number printed above.

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

Prospectus Summary........................................................1
Fund Expenses.............................................................2
Investment Objective......................................................3
Investment Policies.......................................................3
Fundamental Investment Restrictions.......................................5
Investment Techniques.....................................................6
The Fund's Management.....................................................7
Service and Distribution Plan.............................................10
How to Invest.............................................................11
Purchases and Redemptions of Shares.......................................11
Purchase and Redemption Procedures........................................12
Special Shareholder Services..............................................16
Fund Performance..........................................................16
How Net Asset Value is Determined.........................................17
Income and Capital Gain Distributions.....................................17
Taxes.....................................................................18
Organization and Description of Capital Stock.............................18
To Obtain More Information................................................19

                               TANAKA Growth Fund

                               PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.

         Investment Objective: The investment objective of the TANAKA Growth Fund (the "Fund") is growth of capital. As with any mutual fund, there is no assurance that the Fund will achieve its objective.

         Investment Policies: In furtherance of its investment objective, the Fund invests primarily in common stocks and other equity securities of companies with large, medium and small market capitalizations. The Fund will normally invest at lest 75% of its net assets in domestic securities, but may also invest up to 25% of its net assets in foreign securities, including multinational and emerging market securities. See "Investment Policies" on page 3.

         Investment  Adviser:   Tanaka  Fund  Advisers,   LLC  (the  "Investment
Adviser") is the investment adviser of the Fund. See "The Fund's Management" on page 7.

         Distributions: Paid annually from available capital gains and income. See "Income and Capital Gain Distributions" on page 17.

         Reinvestment:  Shareholders may elect to have distributions  reinvested
automatically   without  a  sales   charge.   See  "Income   and  Capital   Gain
Distributions" on page 17.

         Initial Purchase: $2,000 minimum.

         Subsequent Purchases: $500 minimum. See "How to Invest" on page 11.

         Net Asset Value: The net asset value per share of the Fund is calculated on each day that the New York Stock Exchange is open for trading. You may obtain the current net asset value per share of the Fund by calling 888-9-TANAKA. See "How Net Asset Value is Determined" on page 17.

         Principal Risk Factors: Investment in any mutual fund has inherent risks. There can be no assurance that the investment objective of the Fund will be realized or that the Fund's portfolio will not decline in value. Economic conditions change and stock markets are volatile. If the Investment Adviser judges market conditions incorrectly, the Fund's portfolio may decline in value. Moreover, investors should be aware that certain investment policies of the Fund, such as investing in illiquid and foreign securities, and certain investment techniques of the Fund, such as investments in repurchase agreements, can entail greater than average risk to the extent such policies and techniques are implemented. These policies and techniques are described under the headings "Investment Policies" and "Investment Techniques" below.

                                  FUND EXPENSES

Shareholder Transaction Expenses
         Sales Load Imposed on Purchases                               None
         Sales Load Imposed on Reinvested Dividends                    None
         Deferred Sales Load                                           None
         Redemption Fees                                               None


Annual Fund Operating Expenses (as % of average net assets)

         Management Fee                                                1.00%
         12b-1 Fees*                                                   0.25%
         Other Operating Expenses**                                    0.50%
                                                                       -----
         Total Fund Operating Expenses**                               1.75%

------------------
* Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
** After reimbursement of expenses. The Investment Adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses) to an annual rate of 1.75% of the average net assets of the Fund attributable to the Class R shares until November 30, 1999. After November 30, 1999, the expense limitation on the class R shares may be terminated or revised at any time.

Example

The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming a 5% annual rate of return and redemption at the end of each time period.

                                 One Year                  Three Years
                                 --------                  -----------
                                    $18                        $55

         These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

         The purpose of this table is to assist investors in understanding the various costs and expenses associated with the Fund's Class R shares that they will bear directly or indirectly. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares. "Other Expenses" are based on estimated amounts for the Fund's current fiscal year.

         The Investment Adviser has voluntarily agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage, and extraordinary expenses) to an annual rate of 1.75% of the average net assets of the Fund attributable to the Class R shares until November 30, 1999. As long as this temporary expense limitation continues, it may lower the expenses and increase the total return attributable to the Class R shares. After November 30, 1999, the expense limitation on the Class R shares may be terminated or revised at any time, at which time the expenses of such class may increase and its total return may be reduced depending on the total assets of the Fund attributable to such class. Without the expense reimbursement, it is estimated that the total operating expenses for the current fiscal year for the Class R shares of the Fund would have amounted to 2.27% of the Fund's average net assets attributable to such class for the period.

                              INVESTMENT OBJECTIVE

         The investment objective of the Fund is growth of capital. Given the Fund's objective to achieve growth of capital, investment in the Fund may be best suited to investors who are not concerned with current income. The Fund is not intended by itself to constitute a balance investment program.

         The Fund is designed for investors seeking long-term total return through a professionally managed portfolio that normally represents a mix of large, medium and small capitalization equity securities. The purpose of an investment in the Fund should be to participate in a portfolio selected by an experienced portfolio management organization with an emphasis on research of growth potential for companies and markets. The Fund provides an easy and efficient way of investing in a carefully selected, continuously managed and diversified portfolio of equity securities.

         There is no assurance that the investment objective can be achieved.

                               INVESTMENT POLICIES

General

         In furtherance of its investment objective, the Fund invests primarily in common stocks and other equity securities. Equity securities consist of common stocks as well as warrants, rights, and securities which are convertible into common stocks, such as convertible preferred stock and convertible bonds. The Fund will normally invest at least 75% of its net assets in domestic securities, but may also invest up to 25% of its net assets in foreign securities, including multinational and emerging market securities. Depending upon the Investment Adviser's assessment of the prospects, a portion of the Fund's assets may be invested temporarily in high grade money market instruments and U.S. Government obligations for defensive purposes or to accommodate inflows of cash awaiting more permanent investment.

         Generally, the Fund invests in equity securities of companies that are diversified across a variety of industries and may be expected to have large and medium, as well as small market capitalizations. The Fund's investments in equity securities will generally consist of issues which the Investment Adviser believes have capital growth potential due to factors such as rapid growth in demand in existing markets, expansion into new markets, new product introductions, reduced competitive pressures, cost reduction programs, changes in management, and other fundamental changes which may result in improved earnings growth or increased asset values.

         The Investment Adviser relies on research, management meetings and industry contacts to identify companies with above-average long term earnings growth potential that could exceed market expectations. The Investment Adviser also identifies industries that are positioned to participate in strong demographic, societal or economic trends and looks for companies within those industries that have a particular competitive advantage or niche. Stocks and other equity securities are subject to the risk that specific stocks, industry groups, or the prices of equity securities in general, will decline in value over short or even extended periods of time.

Foreign Securities

         The Fund expects to invest primarily in the securities of companies domiciled in the United States, although the Fund may also invest up to 25% of its net assets, measured at the time of investment, in securities of foreign issuers which meet the same criteria for investment as domestic companies. Such investments may be made directly in such issuers or indirectly through American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or open and closed-end investment companies. See "Other Investment Companies." It is possible that some material information about unsponsored ADRs and ADSs will not be available.

         Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S. companies. Currency fluctuations will affect the net asset value of the Fund irrespective of the performance of the underlying investments in foreign issuers. The Fund will not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Most foreign stock markets are not as large or liquid as in the United States; fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges; and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S.
companies.

Convertible Securities

         The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Through their conversion feature, convertible securities provide an opportunity to participate in capital appreciation resulting from an increase in the value of a convertible security's underlying common stock. The value of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines. For purposes of considering convertible securities for purchase by the Fund, the Investment Adviser evaluates convertible securities by standards applicable to equity securities and not by debt securities ratings.


Other Investment Companies

         Subject to investment limitations stated in the Statement of Additional Information, the Fund may invest in shares of open- and closed-end investment companies that acquire equity securities of issuers in emerging markets countries. By investing in shares of such investment companies, the Fund would indirectly pay a portion of the operating expenses, management expenses, and brokerage costs of such companies, as well as those of the Fund. Federal securities laws impose limits on such investments with which the Fund will comply, and may affect the ability of the Fund to acquire or dispose of such shares.

Warrants and Rights

         The Fund may invest up to 5% of its net assets in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy equity securities during a specific period of time. The Fund will make such investments only if the underlying equity securities are deemed appropriate by the Investment Adviser for inclusion in the Fund's portfolio.

Illiquid or Restricted Securities

         The Fund may invest up to 15% of its net assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. The Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Directors of the Fund is satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund's portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted certain investment restrictions that are characterized as fundamental policies which cannot be changed without the affirmative vote of the lesser of (1) 67% or more of the voting securities present at a shareholders meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund.

         To maintain portfolio diversification and reduce investment risk, as a matter of fundamental policy, the Fund may not:

         (1) invest 25% or more of its net assets in issuers conducting their principal business in the same industry;

         (2)  invest more than 15% of its net assets in illiquid securities;

         (3) purchase the securities of any issuer (other than securities issued or guaranteed as to principal or interest by the Government of the United States or any agency or instrumentality thereof ("U.S. Government securities"), or securities of other investment companies) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer, unless 75% of the Fund's total assets are invested in cash or cash equivalents, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Fund has not invested more than 5% of its total assets; or

         (4) purchase stock or securities of an issuer (other than U.S. Government securities) if such purchase would cause the Fund to own more than 10% of any class of voting securities of such issuer.

         With regard to items 3 and 4 above, investments in repurchase agreements secured by U.S. Government securities may be treated as U.S. Government securities for purposes of applicable securities laws.

         A complete statement of the Fund's objective, policies and restrictions, both fundamental and nonfundamental, is set forth in the Statement of Additional Information. In order to provide a degree of flexibility, the Fund's investment objective, as well as other policies which are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Any change in the Fund's investment objective may result in the Fund having investment objective different from the objectives which the shareholder considered appropriate at the time of investment in the Fund. However, the Fund will not change any of its investment objective, policies or investment restrictions without written notice to shareholders sent at least 30 days in advance of any such change.

                              INVESTMENT TECHNIQUES

Repurchase Agreements

         Although not normally anticipated to be widely employed, repurchase agreements may be entered into by the Fund for incremental income purposes.

         The Fund may enter into repurchase agreements with any foreign or domestic bank or broker/dealer if the bank or broker/dealer has been rated within the two highest grades assigned by Standard & Poor's Rating Service or Moody's Investors Service or has been determined by the Investment Adviser to be of equivalent quality. The Investment Adviser is responsible for monitoring compliance with this rating standard during the term of any repurchase agreement. The Fund will not enter into repurchase agreements with entities other than banks or broker/dealers or invest over 5% of its assets in repurchase agreements with maturities of more than seven days.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security and the seller agrees, at the time of sale, to repurchase the security at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest at a stated rate. In either case, the income to the Fund is unrelated to the interest rate on the security itself.

                              THE FUND'S MANAGEMENT

Board of Directors

         The Company's Board of Directors is responsible for the supervision of the general business of the Company and the Fund. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, fund accountant, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Investment Adviser and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors. The biographical information for each of the Directors and officers of the Fund is set forth below.

         Graham Y. Tanaka, Chairman, Chief Executive Officer and President of the Company

         Mr. Tanaka is currently the President of Tanaka Capital, having founded the firm in December 1986. From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group and also a member of the Healthcare Analyst Association. Mr. Tanaka currently serves on the boards of TransAct Technologies, Inc. and Tridex Corporation. He is a 1971 graduate of Brown University (BS, BA) and a 1973 graduate of Stanford University (MBA).

         Charles A. Dill, Director

         Mr. Dill is a General Partner of Gateway Associates, a St. Louis-based venture capital firm. From 1991 until 1995, Mr. Dill served as President, Chief Executive Officer and Director of Bridge Information Systems. From 1988 to 1991, Mr. Dill was President, Chief Operating Officer and Director of AVX Corporation. Prior to 1988, Mr. Dill was Senior Vice President and a member of the Office of the Chief Executive of Emerson Electric. Mr. Dill serves on the boards of Stifel Financial Corp, Zoltek, TransAct Technologies, Inc., Pinnacle Automation and DT Industries, as well as the boards of several private companies. He is a _____ graduate of Yale University ( ) and a _____ graduate of Harvard University
(MBA).

         David M. Fox, Director

         Mr. Fox has been Unapix Entertainment's President, Chief Executive Officer and a Director since March 1992. From June 1991 until joining Unapix Entertainment, he was the Chief Executive Officer of David Fox and Associates, a company which he founded and which provided international programming consulting services and acted as United States sales agent for producers worldwide. From 1981 until June 1991, Mr. Fox served as Chief Executive Officer and head of Domestic Syndication and Cable Television for Fox/Lorber Associates, Inc. ("Fox/Lorber"), a corporation which he co-founded and which engaged in the worldwide distribution of feature films, home video and television programs. From March 1990 to June 1991, Mr. Fox also served as Director of GAGA Communications, a Japanese company engaged in home video and theatrical distribution. Prior to founding Fox/Lorber, Mr. Fox was Eastern and Midwest Sales Manager for D.L. Taffner Ltd., syndicator of Three's Company and The Benny Hill Show. He is a 1970 graduate of Brown University (BA) and a 1974 graduate of Harvard (MBA).

         Thomas R. Schwarz, Director

         Mr. Schwarz was President and Chief Operating Officer of Dunkin Donuts Inc. (1966-1989); Chairman of the Board and Chief Executive Officer of Grossmans Inc. (1989-1994) and retired in 1994. Mr. Schwarz currently sits on the following boards: TransAct Technologies, Inc., Tridex Corporation, A&W Restaurants, Lebhar-Friedman Publishing and Foilmark Inc. He is a ____ graduate of Williams College ( ) and a _______ graduate of Harvard University (MBA).

         Scott D. Stooker, Director

         Mr. Stooker has been the owner and President of 1st Team Communications Inc. since _________. He has served as a member on the board of directors of The Advertising Club of Delaware, Big Brothers/Little Sisters of Delaware, and currently serves on the board of Saint Anthony's Community Center. He is a _____ graduate of _________ ( ) and a ______ graduate of ______ ( ).

Investment Adviser

         Tanaka Fund Advisers, LLC (the "Investment Adviser"), a registered investment adviser, located at 230 Park Avenue, Suite 960, New York, New York 10169, manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), dated December __, 1998. The Advisory Agreement is effective for an initial term of two years and thereafter may be renewed annually by the Board of Directors of the Fund.

         The Investment Adviser is a limited liability company organized in [year] under the laws of the State of Delaware. In addition to the assets of the Fund, the Investment Adviser and its affiliates manage other assets of approximately [$300] million as of the date of this Prospectus. Mr. Tanaka is the portfolio manager and President of the Fund, and owns 100% of the shares of the Investment Adviser. Mr. Tanaka has approximately 12 years of experience managing a mutual fund portfolio, and has approximately 18 years of experience managing investment portfolios for private clients.

         Pursuant to the Advisory Agreement, the Investment Adviser provides the Fund with investment management services, subject to the supervision of the Company's Board of Directors. The Investment Adviser also provides office space and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis and supervision of the Fund's portfolio and certain other costs. The Investment Adviser also bears the cost of fees, salaries and other remuneration of the Company's Directors, officers or employees who are officers, Directors, or employees of the Investment Adviser. The Fund is responsible for all other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and recordkeeping services, custodian and transfer agency fees and other costs and fees of registration of, or filing of notice of, its shares for sale under various state and Federal securities laws. All expenses not specifically assumed by the Investment Adviser are assumed by the Fund. [may be revised]

         The Investment Adviser is paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund.

Administrator

         Forum Administrative Services, LLC ("FAdS"), Two Portland Square, Portland, Maine 04101, serves as administrator to the Fund pursuant to an Administration Agreement, dated November ___, 1998.

FAdS provides certain recordkeeping, administrative and shareholder servicing functions required of registered investment companies. FAdS may furnish personnel to act as the Fund's officers to conduct the Fund's business subject to the supervision and instructions of the Board of Directors of the Company.

         The Administration Agreement provides that the Fund will pay FAdS at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.075% of the average daily net assets of the Fund in excess of $100 million, subject to a minimum fee of $25,000 during the Fund's first year of operations, $32,500 during the second year and $40,000 thereafter.

Custodian

         Investors Bank & Trust Company (the "Custodian" or "IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian for the Fund. The Custodian collects income when due and holds all of the Fund's portfolio securities and cash. The Custodian is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the U.S.

Fund Accountant

         Forum Accounting Services, LLC ("FAcS"), Two Portland Square, Portland, Maine 04101, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement, dated November __, 1998.

Transfer and Dividend Disbursing Agent

         Forum Shareholder Services, LLC (the "Transfer Agent" or "FSS"), Two Portland Square, Portland, Maine 04101, is the Fund's transfer and dividend disbursing agent. FSS provides all the necessary facilities, equipment and personnel to perform the usual and ordinary services of transfer and dividend disbursing agent, including: receiving and processing orders and payments for purchases of the Fund's shares, opening shareholder accounts, preparing shareholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing shareholder reports and prospectuses, withholding certain taxes on non-resident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all shareholders, preparing and mailing confirmation forms to shareholders for all purchases and redemptions of shares and all other confirmable transactions in shareholders' accounts, and recording reinvestment of dividends and distributions of the Company's shares. Under a Transfer Agency and Services Agreement between the Company and FSS, dated November __, 1998, FSS is compensated pursuant to a schedule of fees for its services, and by reimbursement for out-of-pocket expenses. The schedule calls for a minimum payment by the Fund of $18,000 during the Fund's first year of operations and $24,000 thereafter, plus $12,000 for each open class of shares above one.

Distributor

         Forum Financial Services, Inc. (the "Distributor" or "FSSI"), Two Portland Square, Portland, Maine 04101, acts as the Fund's distributor pursuant to a Distribution Agreement dated November ___, 1998.

Forum Financial Group

         FAdS, FSSI, FSS and FAcS are affiliates of Forum Financial Group, LLC ("FFG"). FFG, together with its affiliates, provides a full range of services to the investment company and financial services industry. As of the date of this Prospectus, FFG provided services to registered investment companies and collective investment funds with assets of approximately $47 billion. John Y. Keffer is the sole shareholder (directly and indirectly) and director of FFG, which owns (directly or indirectly) FAdS, FSSI, FSS, and FAcS.

Year 2000 and Euro

         The Fund could be adversely affected if the computer systems used by the Adviser and other service providers (and in particular, foreign service providers) to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Fund's investments. The Adviser and FAdS are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. While the Fund does not anticipate any adverse effect on its computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                          DISTRIBUTION AND SERVICE PLAN

         The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its Class R shares at an annual rate, as determined from time-to-time by the Board of Directors, of up to 0.25% of the Fund's average daily net assets attributable to the Class R shares.

         Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of Class R shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

         Administration of the Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Board of Directors receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Board of Directors approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Directors concludes at least annually that continuation of the Plan is likely to benefit shareholders.

         In approving the Plan, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders.

                                  HOW TO INVEST

         The Class R shares can be purchased at net asset value. There is no front-end or contingent deferred sales charge.

         The minimum initial investment to open a Class R shareholder account is $2,000. The minimum amount for subsequent Class R investments is $500. The Fund reserves the right to waive the minimum under certain circumstances. The Fund's Class R shares may be purchased through authorized dealers or directly through FSSI, the Fund's Distributor. An Account Application should accompany this Prospectus. For accounts opened directly through the Fund's Distributor, a completed and signed Account Application is required for the initial account opened with the Fund.

         Stock certificates representing Class R shares will not be issued.

         In addition to offering Class R shares, the Fund may also offers Class A and Class B shares which are described in a separate prospectus. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the front cover of this Prospectus.

                       PURCHASES AND REDEMPTIONS OF SHARES

General

         You may purchase or redeem shares of the Fund without a sales charge at their net asset value on any weekday except days when the New York Stock Exchange is closed, normally, New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas ("Fund Business Day"). The net asset values of the Fund is calculated at 4:00 p.m., Eastern Time on each Fund Business Day. See "How Net Asset Value is Determined."

Purchases

         Fund shares are issued at a price equal to the net asset value per share next determined after an order in proper form is accepted by FSS. The Company reserves the right to reject any subscription for the purchase of its shares and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. Shares may not be available for purchase in every state. Fund shares become entitled to receive dividends on the same day the shares are issued to an investor.

Redemptions

         There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. Shares are redeemed at a price equal to the net asset value per share next determined following acceptance by FSS of the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to participate in dividends declared on the day on which a redemption becomes effective.

         The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to FSS for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the provisions of the Investment Company Act of 1940.

Account Statements

         Shareholders will receive from the Company periodic statements listing account activity during the statement period.

Share Certificates

         FSS maintains a shareholder account for each shareholder. The Company does not issue share certificates.

                       PURCHASE AND REDEMPTION PROCEDURES

         You may obtain the account application necessary to open an account by calling toll free 888-9-TANAKA or by writing TANAKA Funds, Inc., at P.O. Box 446, Portland, Maine 04112.

Initial Purchase of Shares

Mail

         Investors may send a check made payable to "TANAKA Funds, Inc." with a completed account application to:

         TANAKA Funds, Inc.
         P.O. Box 446
         Portland, Maine 04112

         Checks are accepted at full value subject to collection. All checks must be drawn on a United States bank. If a check is returned unpaid, the purchase will be canceled, and the investor will be liable for any resulting losses or fees incurred by a Fund, the Adviser or FSS.

         For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "TANAKA Funds, Inc." or to one or more owners of that account and endorsed to TANAKA
Funds, Inc. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "TANAKA Funds, Inc." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

Bank Wire

         To make an initial investment in a Fund using the fedwire system for transmittal of money between banks, you should first telephone FSS at 207-______ or toll free at 888-9-TANAKA to obtain an account number. You should then instruct a member commercial bank to wire your money immediately to:

         BankBoston
         Boston, Massachusetts
         ABA # _______
                  For Credit to:  Forum Shareholder Services, LLC
                  Account # ____________
                  TANAKA Funds, Inc.: (Name of Fund)

                  (Investor's Name)
                  (Investor's Account Number)


         You should then promptly complete and mail the account application.

         If you plan to wire funds, you should instruct your bank early in the day so the wire transfer can be accomplished the same day. Your bank may assess charges for transmitting the money by bank wire and for use of Federal Funds. The Company does not charge investors for the receipt of wire transfers. Payment in the form of a bank wire received prior to 4:00 p.m., Eastern Time on a Fund Business Day will be treated as a Federal Funds payment received before that time.

Through Financial Institutions

         You may purchase and redeem shares of the Fund through brokers and other financial institutions that have entered into sales agreements with FSSI. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Company. The Company is not responsible for the failure of any institution to promptly forward these requests.

         If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by your institution. If you purchase Fund shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have Fund shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

Subsequent Purchases of Shares

         You may purchase additional shares of a Fund by mailing a check or sending a bank wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone FSS at 207-___________ or toll free at 888-9-TANAKA to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

Automatic Investment Plan

         Shareholders may also purchase additional Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

Redemption of Shares

         Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in a Fund through wire transfers. If FSS receives a redemption request by 4:00 p.m. Eastern Time, the redemption proceeds normally are paid on the next business day, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his or her record address. Shareholders that wish to redeem shares by telephone or by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may be modified or terminated by the Company at any time.

         Due to the cost to the Company of maintaining smaller accounts, the Company reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $2,000. The Fund will not redeem accounts that fall below these amounts solely as a result of a reduction in net asset value of the Fund's shares.

Redemption by Mail

         You may redeem all or any number of your shares by sending a written request to FSS at the address above. You must sign all written requests for redemption and provide a signature guarantee. See "Other Redemption Matters."

Telephone Redemptions

         A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at 207-________ or toll free at 888-9-TANAKA. In response to the telephone redemption instruction, a Fund will mail a check to the shareholder's record address. If the shareholder has elected wire redemption privileges, FSS may wire the proceeds as set forth below under "Bank Wire Redemptions."

         In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Company and FSS will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide FSS with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification. The Company or FSS may employ other procedures such as recording certain transactions. If such procedures are followed, neither FSS nor the Company will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

         During times of drastic economic or market changes, it may be difficult to make a redemption by telephone. If you cannot reach FSS by telephone, you may mail or hand-deliver your request to FSS at Two Portland Square, Portland, Maine 04101.

Other Redemption Matters

         A signature guarantee is required for any written redemption. In addition, a signature guarantee also is required for instructions to change a shareholder's record name or address, designated bank account for wire redemptions or automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures, acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. Such guarantee must have "Signature Guaranteed" stamped under each signature and must be signed by the eligible institution.

         The  Transfer  Agent  will  deem  a  shareholder's  account  "lost"  if
correspondence   to  the   shareholder's
address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

Bank Wire Redemptions

         If you have elected wire redemption privileges, a Fund will, upon request, transmit the proceeds of any redemption greater than $10,000 by Federal Funds wire to a bank account designated on your account application. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.

Exchange Privilege

         Shareholders of the Fund may exchange their shares for shares of the Daily Assets Government Fund, a money market fund managed by FAdS and a separate series of Forum Funds (R) or the Investors Bond Fund, also a separate series of Forum Funds managed by FAdS. You may receive a copy of the prospectus for the Daily Assets Government Fund or the Investors Bond Fund by writing FSS or calling toll free at 888-9TANAKA. No sales charges are imposed on exchanges between a Fund and the Daily Assets Government Fund. Exchanges into the Investors Bond Fund are subject to the fees charged by that fund as set forth in the Investor Bond Fund's prospectus.

Exchange Procedure

         You may request an exchange by writing to FSS at Two Portland Square, Portland, Maine 04101. The minimum amount for an exchange to open an account in the Daily Assets Government Fund or the Investors Bond Fund is $2,500. Exchanges may only be made between identically registered accounts. You do not need to complete a new account application, unless you are requesting different shareholder privileges for the new account. The Company reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

         An exchange of shares in a Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes. The exchange privilege is available to shareholders residing in any state in which shares of the Daily Assets Government Fund or the Investors Bond Fund, as applicable, may legally be sold.

Telephone Exchanges

         If you have elected telephone exchange privileges, you may request an exchange by calling FSS toll free at 888-9-TANAKA. Neither the Company nor FSS are responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone exchange requests. The Company employs reasonable procedures to insure that telephone orders are genuine and, if it does not, may be liable for any losses due to unauthorized transactions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

Retirement Accounts

         The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively "IRAs"). An IRA account application form may be obtained by contacting the Company at 888-9-TANAKA. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. In the case of a Roth IRA, if certain requirements are met, investment earnings will not be taxed even when withdrawn. Individuals may make IRA contributions of up to a maximum of $2,000 annually. Only contributions to Traditional IRAs may be tax-deductible. However, the deduction will be reduced if the individual or, in the case of a married individual, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels. The ability of an individual to make contributions to a Roth IRA is restricted if the individual (or, the individual and spouse, if married) has adjusted gross income above certain levels.

         The foregoing discussion regarding IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important Federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

                          SPECIAL SHAREHOLDER SERVICES

         The Fund offers the following three types of services for its shareholders:

         o Regular Account - allows shareholders to make voluntary additions and withdrawals to and from their account as often as they wish.

         o Automatic Investment Plan - permits automatic monthly investments into the Fund from your checking account on a fixed or flexible schedule;

         o Individual Retirement Accounts (IRA's).

More information regarding these services appears in the Statement of Additional Information which may be obtained by request and without charge by writing or calling the Fund at the address and telephone number printed on the front cover of this Prospectus.

                                FUND PERFORMANCE

         From time-to-time, the Fund may advertise its "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Fund's shares and assumes that any income dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

         The Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. The Fund may also compare its performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, the Fund's total return may be compared to data prepared by Lipper
Analytical Services, Inc., Morningstar, Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA Today, Barron's, Money and Forbes as well as in publications of a local or regional nature, may be used in comparing Fund performance.

         The Fund's total return may also be compared to such indices as the:

         (1)  Dow Jones  Industrial  Average
         (2)  Standard & Poor's 500 Composite Stock Total Return Index
         (3)  Nasdaq Composite OTC Index or Nasdaq Industries Index
         (4)  Consumer Price Index (5) Russell 2000 Index

         Further information on performance measurement may be found in the Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

         Shares are purchased at their net asset value per share. The Fund calculates its net asset value (NAV) as follows:

                   (Value of Fund Assets) - (Fund Liabilities)
         NAV =     ---------------------------------------------
                            Number of Outstanding Shares

         Net asset value is determined as of the end of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. New York City time) on days that the New York Stock Exchange is open.

         Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. See "Net Asset Value" in the Statement of Additional Information.

                      INCOME AND CAPITAL GAIN DISTRIBUTIONS

         Dividends from net investment income, if any, are declared annually. The Fund intends to distribute annually realized net capital gains, after utilization of capital loss carry-forwards, if any, to prevent application of a federal excise tax. However, it may make an additional distribution any time prior to the due date, including extensions, of filing its tax return, if necessary to accomplish this result. Any dividends or net capital gain distributed pursuant to a dividend declaration declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Unless you elect otherwise, dividends and capital gains distributions will be reinvested in additional shares of the Fund at no charge. Changes in your election regarding receipt of dividends and distributions must be sent to the Transfer Agent. Shareholders will be subject to tax on all dividends and distributions whether paid to them or reinvested in shares of the Fund. If an investment in Fund shares is made by a retirement plan, all dividends and capital gains distributions must be reinvested into an account of such plan.

                                      TAXES

         Generally,   dividends  from  net  investment  income  are  taxable  to investors as ordinary income. If a portion of the Fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction.

         Long-term capital gains distributions, if any, are taxable as net long-term capital gains when distributed regardless of the length of time shareholders have owned their shares. Net short-term capital gains and any other taxable income distributions are taxable as ordinary income.

         The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the year following the distributions.

         Upon a sale or exchange of Fund shares, shareholders generally will realize a capital gain or loss which will be long-term or short-term, generally depending on how long they held their shares.

         If shares are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the value of its assets at the close of its taxable year consists of stock or securities in foreign corporations, it may elect to pass through to its shareholders the ability to claim a deduction or credit for the amount of foreign withholding tax paid by the Fund.

         On the account application, the shareholder must provide the shareholder's taxpayer identification number ("TIN"), certify that it is correct and certify that the shareholder is not subject to backup withholding under Internal Revenue Service ("IRS") rules. If the shareholder fails to provide a correct TIN or the proper certifications, the Fund will withhold 31% of all distributions and redemption proceeds payable to the shareholder. The Fund will also begin backup withholding on a shareholder's Fund account if the IRS instructs the Fund to do so. The Fund reserves the right not to open a shareholder's account or, if an account is already opened, to redeem a shareholder's shares at the current NAV, less any taxes withheld, if the shareholder fails to provide a correct TIN, fails to provide the proper certifications, or the IRS advises the Fund to begin backup withholding on the shareholder's Fund account.

         Fund distributions may also be subject to state, local or foreign taxes. You should consult your tax adviser before investing in the Fund.

                  ORGANIZATION AND DESCRIPTION OF COMMON STOCK

         The Company was incorporated on November 5, 1997 as a Maryland corporation and is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share. The authorized shares of the Fund are currently divided into three classes designated Class A common stock, Class B common stock and Class R common stock. The Company's Board of Directors may also, without shareholder approval, increase or decrease the number of authorized but unissued shares of common stock. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each of the Fund's shares has equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares of the Company when duly issued will be fully paid and nonassessable. The rights of the holders of shares of common stock may not be modified except by the vote of a majority of the shares outstanding. The Company is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives, or additional classes of shares.

         Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional vote for fractional shares of stock. All shareholders vote on matters that concern the Company as a whole. The Company is not required to hold a meeting of shareholders each year, and may elect not to hold a meeting in years when no meeting is necessary. The shareholders of the Fund vote separately on matters that affect only the interests of the Fund and the shareholders of a class vote separately on matters that affect only the interests of the class. The Company's shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so.

                           TO OBTAIN MORE INFORMATION

         For further information on the TANAKA Growth Fund, please contact _______________. Additional information may also be obtained by requesting a copy of the Fund's Statement of Additional Information.

Investment Adviser:                 Tanaka Fund Advisers, LLC
                                    230 Park Avenue, Suite 960
                                    New York, NY 10169

Distributor:                        Forum Financial Services, Inc.
                                    Two Portland Square
                                    Portland, ME 04101

Counsel:                            Dechert Price & Rhoads
                                    30 Rockefeller Plaza
                                    New York, NY 10112

Independent Auditors:



[General Information: For general information on the Fund and [______], call the Distributor at (800) ___-____ Toll Free.]

Transfer Agent:                     For account information, wire purchases
                                    or redemptions, call or write to the
                                    Fund's Transfer Agent:

                                    Forum Shareholders Services, LLC
                                    Two Portland Square
                                    Portland, ME 04101

More Information:                   For 24-hour, 7-days-a-week price
                                    information, call 888-9-TANAKA.

         No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer made by this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

                               TANAKA Growth Fund

                        A "Series" of TANAKA Funds, Inc.


                               Two Portland Square
                              Portland, Maine 04104
                            888-9-TANAKA (Toll Free)


                                   PROSPECTUS

                               December ___, 1998


         This Prospectus offers shares of the TANAKA Growth Fund (the "Fund"), a diversified series of TANAKA Funds, Inc. (the "Company"), an open-end management investment company commonly known as a "mutual fund." The Company is currently composed of one series, the Fund.

         This Prospectus relates only to the Class A and Class B shares of the Fund and sets forth concisely information about the Fund which a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated December __, 1998, as may be amended from time to time, containing additional and more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is hereby incorporated by reference into this Prospectus. It is available without charge and can be obtained by writing or calling the Fund at the address and telephone number printed above.

         The Fund also offers Class R shares which are subject to expenses different from those of the Class A and Class B shares. A prospectus for the Class R shares can be obtained by writing or calling the Fund at the address and telephone number printed above.

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS


Prospectus Summary........................................................1
Fund Expenses.............................................................2
Investment Objective......................................................3
Investment Policies.......................................................3
Fundamental Investment Restrictions.......................................5
Investment Techniques.....................................................6
The Fund's Management.....................................................7
Distribution Plan.........................................................10
Shareholder Services Plan.................................................11
Choosing a Class of Shares................................................11
How to Invest.............................................................15
Purchases and Redemptions of Shares.......................................16
Purchase and Redemption Procedures........................................16
Special Shareholder Services..............................................21
Fund Performance..........................................................21
How Net Asset Value Is Determined.........................................22
Income and Capital Gain Distributions.....................................22
Taxes.....................................................................22
Organization and Description of Common Stock..............................23
To Obtain More Information................................................24

                               TANAKA Growth Fund


                               PROSPECTUS SUMMARY

         The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus.

         Investment Objective: The investment objective of the TANAKA Growth Fund (the "Fund") is growth of capital. As with any mutual fund, there is no assurance that the Fund will achieve its objective.

         Investment Policies: In furtherance of its investment objective, the Fund invests primarily in common stocks and other equity securities of companies with large, medium and small market capitalizations. The Fund will normally invest at lest 75% of its net assets in domestic securities, but may also invest up to 25% of its net assets in foreign securities, including multinational and emerging market securities. See "Investment Policies" on page 3.

         Investment  Adviser:   Tanaka  Fund  Advisers,   LLC  (the  "Investment
Adviser") is the investment adviser of the Fund. See "The Fund's Management" on page 7.

         Distributions: Paid annually from available capital gains and income. See "Income and Capital Gain Distributions" on page 22.

         Reinvestment:  Shareholders may elect to have distributions  reinvested
automatically   without  a  sales   charge.   See  "Income   and  Capital   Gain
Distributions" on page 22.

         Initial   Purchase:   $2,000  minimum  (may  be  waived  under  certain
circumstances.) See "How to Invest" on page 15.

         Subsequent Purchases: $500 minimum. See "How to Invest" on page 15.

         Net Asset Value: The net asset value per share of the Fund is calculated on each day that the New York Stock Exchange is open for trading. You may obtain the current net asset value per share of the Fund by calling 1-888-9-TANAKA. See "How Net Asset Value is Determined" on page22.

         Sales Charge or Redemption Fees: Class A shares are subject to an initial sales charge of up to 4.50% of the offering price of the shares depending on the amount invested. Class B shares are offered at net asset value without an initial sales charge. The Fund imposes a contingent deferred sales charge ("CDSC") on Class B shares of 5% on shares redeemed during the first year after purchase, 4% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase and 1% on shares redeemed during the sixth year after purchase. Class B shares may be redeemed without a sales charge during or after the seventh year following the purchase. Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the 8th anniversary of the purchase date.

         Principal Risk Factors: Investment in any mutual fund has inherent risks. There can be no assurance that the investment objective of the Fund will be realized or that the Fund's portfolio will not decline in value. Economic conditions change and stock markets are volatile. If the Investment Adviser judges market conditions incorrectly, the Fund's portfolio may decline in value. Moreover, investors should be aware that certain investment policies of the Fund, such as investing in illiquid and foreign securities, and certain investment techniques of the Fund, such as investments in repurchase agreements, can entail greater than average risk to the extent such policies and techniques are implemented. These policies and techniques are described under the headings "Investment Policies" and "Investment Techniques" below.

                                  FUND EXPENSES

Shareholder Transaction Expenses                      Class A            Class B
                                                      -------            -------
     Maximum Sales Charge Imposed on Purchases        4.5%(1)             None
         (as a percentage of offering price)'

     Maximum Sales Charge Imposed on Reinvested
      Dividends                                        None               None
         (and other distributions)
     Maximum Contingent Deferred Sales Charge          0%(2)              5%(3)
         (as a percentage of the lesser of the
          net asset value of shares redeemed or
          their original purchase price)
     Redemption Fees                                   None               None

------------------
(1) Sales charges are reduced for large purchases.

(2) A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases without a sales charge.

(3) The contingent deferred sales charge is 5% on shares redeemed during the first year after purchase, 4% on shares redeemed during the second and third years after purchase, 2% on shares redeemed during the fourth and fifth years after purchase, 1% on shares redeemed during the sixth year after purchase and 0% thereafter. Class B shares of the Fund automatically convert to Class A shares at the end of the month which precedes the 8th anniversary of the purchase date.

Annual Fund Operating Expenses (as % of average net assets)

                                                      Class A          Class B
                                                      -------          -------
         Management Fee                                1.00%            1.00%
         12b-1 Fees*                                   0.00%            0.75%
         Service Fees                                  0.25%            0.25%
         Other Operating Expenses                      0.50%            0.50%
                                                       -----            -----
         Total Fund Operating Expenses                 1.75%            2.50%

------------------

*   Long-term  shareholders  may pay more than the  economic  equivalent  of the
    maximum   front-end  sales  charge   permitted  by  rules  of  the  National
    Association of Securities Dealers, Inc.

         For expense information about the Class R shares of the Fund, see the separate prospectus relating to that class.

Example

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods assuming a 5% annual rate of return.

                                                        Year 1           Year 3
                                                        ------           ------
   Class A                                               $62               $98
   Class B
      Assuming redemption at the end of each period      $77             $121
      Assuming no redemption at the end of each period   $25             $ 78

         These examples should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or lesser than those shown.

         The purpose of this table is to assist investors in understanding the various costs and expenses associated with the Fund's Class A and Class B shares that they will bear directly or indirectly. The assumption in the Example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares. "Other Expenses" are based on estimated amount for the Fund's current fiscal year.

                              INVESTMENT OBJECTIVE

         The investment objective of the Fund is growth of capital. Given the Fund's objective to achieve growth of capital, investment in the Fund may be best suited to investors who are not concerned with current income. The Fund is not intended by itself to constitute a balance investment program.

         The Fund is designed for investors seeking long-term total return through a professionally managed portfolio that normally represents a mix of large, medium and small capitalization equity securities. The purpose of an investment in the Fund should be to participate in a portfolio selected by an experienced portfolio management organization with an emphasis on research of growth potential for companies and markets. The Fund provides an easy and efficient way of investing in a carefully selected, continuously managed and diversified portfolio of equity securities.

         There is no assurance that the investment objective can be achieved.

                               INVESTMENT POLICIES

General

         In furtherance of its investment objective, the Fund invests primarily in common stocks and other equity securities. Equity securities consist of common stocks as well as warrants, rights, and securities which are convertible into common stocks, such as convertible preferred stock and convertible bonds. The Fund will normally invest at least 75% of its net assets in domestic securities, but may also invest up to 25% of its net assets in foreign securities, including multinational and emerging market securities. Depending upon the Investment Adviser's assessment of the prospects, a portion of the Fund's assets may be invested temporarily in high grade money market instruments and U.S. Government obligations for defensive purposes or to accommodate inflows of cash awaiting more permanent investment.

         Generally, the Fund invests in equity securities of companies that are diversified across a variety of industries and may be expected to have large and medium, as well as small market capitalizations. The Fund's investments in equity securities will generally consist of issues which the Investment Adviser believes have capital growth potential due to factors such as rapid growth in demand in existing markets, expansion into new markets, new product introductions, reduced competitive pressures, cost reduction programs, changes in management, and other fundamental changes which may result in improved earnings growth or increased asset values.

         The Investment Adviser relies on research, management meetings and industry contacts to identify companies with above-average long term earnings growth potential that could exceed market expectations. The Investment Adviser also identifies industries that are positioned to participate in strong demographic, societal or economic trends and looks for companies within those industries that have a particular competitive advantage or niche. Stocks and other equity securities are subject to the risk that specific stocks, industry groups, or the prices of equity securities in general, will decline in value over short or even extended periods of time.

Foreign Securities

         The Fund expects to invest primarily in the securities of companies domiciled in the United States, although the Fund may also invest up to 25% of its net assets, measured at the time of investment, in securities of foreign issuers which meet the same criteria for investment as domestic companies. Such investments may be made directly in such issuers or indirectly through American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") or open and closed-end investment companies. See "Other Investment Companies." It is possible that some material information about unsponsored ADRs and ADSs will not be available.

         Foreign securities involve certain inherent risks that are different from those of domestic issuers, including political or economic instability of the issuer or the country of issue, diplomatic developments which could affect U.S. investments in those countries, changes in foreign currency and exchange rates and the possibility of adverse changes in investment or exchange control regulations. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S. companies. Currency fluctuations will affect the net asset value of the Fund irrespective of the performance of the underlying investments in foreign issuers. The Fund will not purchase securities which it believes, at the time of purchase, will be subject to exchange controls or withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Fund's investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Most foreign stock markets are not as large or liquid as in the United States; fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges; and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. As a result of these and other factors, foreign securities purchased by the Fund may be subject to greater price fluctuation than securities of U.S. companies.

Convertible Securities

         The Fund may invest in convertible securities. A convertible security is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Through their conversion feature, convertible securities provide an opportunity to participate in capital appreciation resulting from an increase in the value of a convertible security's underlying common stock. The value of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines. For purposes of considering convertible securities for purchase by the Fund, the Investment Adviser evaluates convertible securities by standards applicable to equity securities and not by debt securities ratings.

Other Investment Companies

         Subject to investment limitations stated in the Statement of Additional Information, the Fund may invest in shares of open- and closed-end investment companies that acquire equity securities of issuers in emerging markets countries. By investing in shares of such investment companies, the Fund would indirectly pay a portion of the operating expenses, management expenses, and brokerage costs of such companies, as well as those of the Fund. Federal securities laws impose limits on such investments with which the Fund will comply, and may affect the ability of the Fund to acquire or dispose of such shares.

Warrants and Rights

         The Fund may invest up to 5% of its net assets in warrants or rights, valued at the lower of cost or market, which entitle the holder to buy equity securities during a specific period of time. The Fund will make such investments only if the underlying equity securities are deemed appropriate by the Investment Adviser for inclusion in the Fund's portfolio.

Illiquid or Restricted Securities

         The Fund may invest up to 15% of its net assets in illiquid securities, for which there is a limited trading market and for which a low trading volume of a particular security may result in abrupt and erratic price movements. The Fund may be unable to dispose of its holdings in illiquid securities at acceptable prices and may have to dispose of such securities over extended periods of time. The Fund may invest in (i) securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange nor traded over-the-counter, and (ii) securities that are sold in transactions between qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended. Such securities are subject to contractual or legal restrictions on subsequent transfer. As a result of the absence of a public trading market, such restricted securities may in turn be less liquid and more difficult to value than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity, be less than those originally paid by the Fund or less than their fair value and in some instances, it may be difficult to locate any purchaser. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed or Rule 144A securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Securities which are freely tradable under Rule 144A may be treated as liquid if the Board of Directors of the Fund is satisfied that there is sufficient trading activity and reliable price information. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity of the Fund's portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such 144A securities.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted certain investment restrictions that are characterized as fundamental policies which cannot be changed without the affirmative vote of the lesser of (1) 67% or more of the voting securities present at a shareholders meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at such meeting; or
(2) more than 50% of the outstanding voting securities of the Fund.

         To maintain portfolio diversification and reduce investment risk, as a matter of fundamental policy, the Fund may not:

         (1) invest 25% or more of its net assets in issuers conducting their principal business in the same industry;

         (2)   invest more than 15% of its net assets in illiquid securities;

         (3) purchase the securities of any issuer (other than securities issued or guaranteed as to principal or interest by the Government of the United States or any agency or instrumentality thereof ("U.S. Government securities"), or securities of other investment companies) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer, unless 75% of the Fund's total assets are invested in cash or cash equivalents, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Fund has not invested more than 5% of its total assets; or

         (4) purchase stock or securities of an issuer (other than U.S. Government securities) if such purchase would cause the Fund to own more than 10% of any class of voting securities of such issuer.

         With regard to items 3 and 4 above, investments in repurchase agreements secured by U.S. Government securities may be treated as U.S. Government securities for purposes of applicable securities laws.

         A complete statement of the Fund's objective, policies and restrictions, both fundamental and nonfundamental, is set forth in the Statement of Additional Information. In order to provide a degree of flexibility, the Fund's investment objective, as well as other policies which are not deemed fundamental, may be modified by the Board of Directors without shareholder approval. Any change in the Fund's investment objective may result in the Fund having investment objective different from the objectives which the shareholder considered appropriate at the time of investment in the Fund. However, the Fund will not change any of its investment objective, policies or investment restrictions without written notice to shareholders sent at least 30 days in advance of any such change.

                              INVESTMENT TECHNIQUES

Repurchase Agreements

         Although not normally anticipated to be widely employed, repurchase agreements may be entered into by the Fund for incremental income purposes.

         The Fund may enter into repurchase agreements with any foreign or domestic bank or broker/dealer if the bank or broker/dealer has been rated within the two highest grades assigned by Standard & Poor's Rating Service or Moody's Investors Service or has been determined by the Investment Adviser to be of equivalent quality. The Investment Adviser is responsible for monitoring compliance with this rating standard during the term of any repurchase agreement. The Fund will not enter into repurchase agreements with entities other than banks or broker/dealers or invest over 5% of its assets in repurchase agreements with maturities of more than seven days.

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security and the seller agrees, at the time of sale, to repurchase the security at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities is kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase price may be the same, with interest at a stated rate. In either case, the income to the Fund is unrelated to the interest rate on the security itself.

                              THE FUND'S MANAGEMENT

Board of Directors

         The Company's Board of Directors is responsible for the supervision of the general business of the Company and the Fund. The Board of Directors approves all significant agreements between the Fund and persons or companies furnishing services to it, including the Fund's agreements with its investment adviser, administrator, fund accountant, custodian and transfer agent. The management of the Fund's day-to-day operations is delegated to its officers, the Investment Adviser and the administrator, subject always to the investment objective and policies of the Fund and to general supervision by the Board of Directors. The biographical information for each of the Directors and officers of the Fund is set forth below.

         Graham Y. Tanaka, Chairman, Chief Executive Officer and President of the Company

         Mr. Tanaka is currently the President of Tanaka Capital, having founded the firm in December 1986. From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group and also a member of the Healthcare Analyst Association. Mr. Tanaka currently serves on the boards of TransAct Technologies, Inc. and Tridex Corporation. He is a 1971 graduate of Brown University (BS, BA) and a 1973 graduate of Stanford University (MBA).

         Charles A. Dill, Director

         Mr. Dill is a General Partner of Gateway Associates, a St. Louis-based venture capital firm. From 1991 until 1995, Mr. Dill served as President, Chief Executive Officer and Director of Bridge Information Systems. From 1988 to 1991, Mr. Dill was President, Chief Operating Officer and Director of AVX Corporation. Prior to 1988, Mr. Dill was Senior Vice President and a member of the Office of the Chief Executive of Emerson Electric. Mr. Dill serves on the boards of Stifel Financial Corp, Zoltek, TransAct Technologies, Inc., Pinnacle Automation and DT Industries, as well as the boards of several private companies. He is a _____ graduate of Yale University ( ) and a _____ graduate of Harvard University
(MBA).

         David M. Fox, Director

         Mr. Fox has been Unapix Entertainment's President, Chief Executive Officer and a Director since March 1992. From June 1991 until joining Unapix Entertainment, he was the Chief Executive Officer of David Fox and Associates, a company which he founded and which provided international programming consulting services and acted as United States sales agent for producers worldwide. From 1981 until June 1991, Mr. Fox served as Chief Executive Officer and head of Domestic Syndication and Cable Television for Fox/Lorber Associates, Inc. ("Fox/Lorber"), a corporation which he co-founded and which engaged in the worldwide distribution of feature films, home video and television programs. From March 1990 to June 1991, Mr. Fox also served as Director of GAGA Communications, a Japanese company engaged in home video and theatrical distribution. Prior to founding Fox/Lorber, Mr. Fox was Eastern and Midwest Sales Manager for D.L. Taffner Ltd., syndicator of Three's Company and The Benny Hill Show. He is a 1970 graduate of Brown University (BA) and a 1974 graduate of Harvard (MBA).

         Thomas R. Schwarz, Director

         Mr. Schwarz was President and Chief Operating Officer of Dunkin Donuts Inc. (1966-1989); Chairman of the Board and Chief Executive Officer of Grossmans Inc. (1989-1994) and retired in 1994. Mr. Schwarz currently sits on the following boards: TransAct Technologies, Inc., Tridex Corporation, A&W Restaurants, Lebhar-Friedman Publishing and Foilmark Inc. He is a ____ graduate of Williams College ( ) and a _______ graduate of Harvard University (MBA).

         Scott D. Stooker, Director

         Mr. Stooker has been the owner and President of 1st Team Communications Inc. since _________. He has served as a member on the board of directors of The Advertising Club of Delaware, Big Brothers/Little Sisters of Delaware, and currently serves on the board of Saint Anthony's Community Center. He is a _____ graduate of _________ ( ) and a ______ graduate of ______ ( ).

Investment Adviser

         Tanaka Fund Advisers, LLC (the "Investment Adviser"), a registered investment adviser, located at 230 Park Avenue, Suite 960, New York, New York 10169, manages the investments of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), dated December __, 1998. The Advisory Agreement is effective for an initial term of two years and thereafter may be renewed annually by the Board of Directors of the Fund.

         The Investment Adviser is a limited liability company organized in [year] under the laws of the State of Delaware. In addition to the assets of the Fund, the Investment Adviser and its affiliates manage other assets of approximately [$300] million as of the date of this Prospectus. Mr. Tanaka is the portfolio manager and President of the Fund, and owns 100% of the shares of the Investment Adviser. Mr. Tanaka has approximately 12 years of experience managing a mutual fund portfolio, and has approximately 18 years of experience managing investment portfolios for private clients.

         Pursuant to the Advisory Agreement, the Investment Adviser provides the Fund with investment management services, subject to the supervision of the Company's Board of Directors. The Investment Adviser also provides office space and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis and supervision of the Fund's portfolio and certain other costs. The Investment Adviser also bears the cost of fees, salaries and other remuneration of the Company's Directors, officers or employees who are officers, Directors, or employees of the Investment Adviser. The Fund is responsible for all other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and recordkeeping services, custodian and transfer agency fees and other costs and fees of registration of, or filing of notice of, its shares for sale under various state and Federal securities laws. All expenses not specifically assumed by the Investment Adviser are assumed by the Fund. [may be revised]

         The Investment Adviser is paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund.

Administrator

         Forum Administrative Services, LLC ("FAdS"), Two Portland Square, Portland, Maine 04101, serves as administrator to the Fund pursuant to an Administration Agreement, dated November ___, 1998. FAdS provides certain recordkeeping, administrative and shareholder servicing functions required of registered investment companies. FAdS may furnish personnel to act as the Fund's officers to conduct the Fund's business subject to the supervision and instructions of the Board of Directors of the Company.

         The Administration Agreement provides that the Fund will pay FAdS at an annual rate of 0.10% of the average daily net assets of the Fund up to $100 million and 0.075% of the average daily net assets of the Fund in excess of $100 million, subject to a minimum fee of $25,000 during the Fund's first year of operations, $32,500 during the second year and $40,000 thereafter.

Custodian

         Investors Bank & Trust Company (the "Custodian" or "IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian for the Fund. The Custodian collects income when due and holds all of the Fund's portfolio securities and cash. The Custodian is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the U.S.

Fund Accountant

         Forum Accounting Services, LLC ("FAcS"), Two Portland Square, Portland, Maine 04101, provides fund accounting services to the Fund pursuant to a Fund Accounting Agreement, dated November __, 1998.

Transfer and Dividend Disbursing Agent

         Forum Shareholder Services, LLC (the "Transfer Agent" or "FSS"), Two Portland Square, Portland, Maine 04101, is the Fund's transfer and dividend disbursing agent. FSS provides all the necessary facilities, equipment and personnel to perform the usual and ordinary services of transfer and dividend disbursing agent, including: receiving and processing orders and payments for purchases of the Fund's shares, opening shareholder accounts, preparing shareholder meeting lists, mailing proxy material, receiving and tabulating proxies, mailing shareholder reports and prospectuses, withholding certain taxes on non-resident alien accounts, disbursing income dividends and capital distributions, preparing and filing U.S. Treasury Department Form 1099 (or equivalent) for all shareholders, preparing and mailing confirmation forms to shareholders for all purchases and redemptions of shares and all other confirmable transactions in shareholders' accounts, and recording reinvestment of dividends and distributions of the Company's shares. Under a Transfer Agency and Services Agreement between the Company and FSS, dated November __, 1998, FSS is compensated pursuant to a schedule of fees for its services, and by reimbursement for out-of-pocket expenses. The schedule calls for a minimum payment by the Fund of $18,000 during the Fund's first year of operations and $24,000 thereafter, plus $12,000 for each open class of shares above one, plus other related expenses.

Distributor

         Forum Financial Services, Inc. (the "Distributor" or "FSSI"), Two Portland Square, Portland, Maine 04101, acts as the Fund's distributor pursuant to a Distribution Agreement dated November ___, 1998.

Forum Financial Group

         FAdS, FSSI, FSS and FAcS are affiliates of Forum Financial Group, LLC ("FFG"). FFG, together with its affiliates, provides a full range of services to the investment company and financial services industry. As of the date of this Prospectus, FFG provided services to registered investment companies and collective investment funds with assets of approximately $47 billion. John Y. Keffer is the sole shareholder (directly and indirectly) and director of FFG, which owns (directly or indirectly) FAdS, FSSI, FSS, and FAcS.

Year 2000 and Euro

         The Fund could be adversely affected if the computer systems used by the Adviser and other service providers (and in particular, foreign service providers) to the Fund do not properly process and calculate date-related information and data from and after January 1, 2000 or information regarding the new common currency of the European Union. The Year 2000 and Euro issues also may adversely affect the Fund's investments. The Adviser and FAdS are taking steps to address the Year 2000 and Euro issues for their computer systems and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. While the Fund does not anticipate any adverse effect on its computer systems from the Year 2000 and Euro issues, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

                                DISTRIBUTION AND SERVICE PLAN

         The Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act for both the Class A Shares and Class B Shares of the Fund (each a "Plan"). Under the Plans, the Fund may pay a distributor, a service fee at an annual rate not to exceed 0.25% of the average daily value of the Fund's net assets attributable to the Class A shares and Class B shares.

         The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

         Under the Fund's Class B Plan, the Fund also pays a Distributor a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B shares. The distributor may reallow to dealers all or a portion of the service and distribution fees as the distributor may determine from time to time. The distribution fee compensates a distributor for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the Class B Plan, a distributor may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

         The distributor may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. The distributor also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by the distributor.

         Administration of each Plan is regulated by Rule 12b-1 under the 1940 Act, which includes requirements that the Directors receive and review at least quarterly reports concerning the nature and qualification of expenses which are made, that the Directors approve all agreements implementing each Plan and that each Plan may be continued from year-to-year only if the Directors conclude at least annually that continuation of the Plan is likely to benefit shareholders.

         In approving each Plan, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.


                           CHOOSING A CLASS OF SHARES

         This Prospectus offers two classes of shares: Class A and Class B. Each class has its own cost structure.

         Although not currently being offered for sale, Class A shares are sold to investors who prefer to pay an initial sales load and have the benefit of lower continuing fees. Class B shares are sold to investors choosing to pay no initial load, a higher distribution fee and a contingent deferred sales charge with respect to redemptions within six years of purchase and who desire shares to convert automatically to Class A shares after eight years.

         Investors who expect to maintain their investment for an extended period of time might choose to purchase Class A shares because over time the accumulated continuing distribution fees of Class B shares may exceed the initial sales load and lower on-going fee of Class A shares. This consideration must be weighed against the fact that the amount invested in the Fund will be reduced by the initial sales load on Class A shares deducted at the time of purchase. Furthermore, the distribution fees on Class B shares will be offset to the extent any return is realized on the additional funds initially invested in Class B shares that would have been equal to the amount of the initial sales load on Class A shares.

         Investors who qualify for reduced initial sales loads might also choose to purchase Class A shares because the sales load deducted at the time of purchase would be waived. However, investors should consider the effect of the 1% contingent deferred sales charge imposed on shares on which the initial sales load was waived because the amount of Class A shares purchased was $1,000,000 or more. In addition, Class B shares will be converted automatically to Class A shares after a period of approximately eight years, and thereafter investors will be subject to lower ongoing fees. Shares purchased through reinvestment of dividends and distributions on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned.

         Investors should bear in mind that total asset based sales charges (i.e., the higher continuing distribution fee plus the contingent deferred sales charge) on Class B shares that are redeemed may exceed the total asset based sales charges that would be payable on the same amount of Class A shares, particularly if the Class B shares are redeemed shortly after purchase or if the investor qualifies for a reduced sales load on the Class A shares.

         Investors should understand that the purpose and function of the initial sales loads (and deferred sales charges, when applicable) with respect to Class A shares is the same as those of the deferred sales charges and higher distribution fees with respect to Class B shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Fund.

         The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution and other expenses of each class. Class B shares bear higher distribution fees, which will cause the Class B shares to pay lower dividends than the Class A shares.

         Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives. Dealers and agents may receive different compensation for selling Class A or Class B shares.

Class A Shares -- Initial Sales Charge

         An initial sales charge may apply, as described below, when purchasing Class A shares of the Fund. Sales charges may be reduced for large purchases as indicated below.


                                                                  Sales Charge                    Dealer
                                                                  A Percentage                  Concession
                                                                                             as Percentage of
                                                             Offering         Net Amount         Offering
Investment Amount                                             Price            Invested           Price
-----------------                                             -----            --------           -----
Less than $100,000 ............................................4.50%             4.71%            4.00%
$100,000 but less than $250,000 ...............................3.75%             3.90%            3.25%
$250,000 but less than $500,000................................2.75%             2.83%            2.50%
$500,000 but less than $1 million..............................2.25%             2.30%            2.00%
$1 million or more and certain other                        see below          see below        see below
  investments described below ....................................


         Investments of $1 million or more are sold with no initial sales charge. A 1% contingent deferred sales charge may be imposed on certain redemptions made within one year of purchase by Class A accounts of $1 million or more. A dealer concession of up to 1% may be paid by the Distributor on these investments. Investments by certain individuals and entities including employees and other associated persons of dealers authorized to sell shares of the Fund and the Investment Adviser are not subject to a sales charge (see "Sales at Net Asset Value" below).

         Reducing the Sales Charge. As shown in the table above, the size of the total investment in the Class A shares of the Fund will affect the sales charge. Described below are several methods to reduce the applicable sales charge. In order to obtain a reduction in the sales charge, an investor must notify, at the time of purchase, his dealer, the transfer agent or the Investment Adviser of the applicability of one of the following:

         Rights of Aggregation. The investment schedule above applies to the total amount being invested by any "person," which term includes an individual, his spouse and children under the age of 21, a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under the Code) although more than one beneficiary is involved, or any United States bank or investment adviser purchasing shares for its investment advisory clients or customers. Any such person purchasing for several accounts at the same time may combine these investments into a single transaction in order to reduce the applicable sales charge.

         Rights of Accumulation. The Class A shares of the Fund may be purchased at a reduced sales charge by a "person" (as defined above) who is already a shareholder by taking into account not only the amount then being invested, but also the current net asset value of the shares of the Fund already held by such person. If the current net asset value of the qualifying shares already held plus the net asset value of the current purchase exceeds a point in the schedule of sales charges at which the charge is reduced to a lower percentage, the entire current purchase is eligible for the reduced charge. To be entitled to a reduced sales charge pursuant to the Rights of Accumulation, the investor must notify his dealer, the Transfer Agent or the Distributor at the time of purchase that he wishes to take advantage of such entitlement, and give the numbers of his account, and those accounts held in the name of his spouse or for a minor child, and the specific relationship of each such other person to the investor.

         Letter of Intention. An investor may also qualify for a reduced sales charge by completing a Letter of Intention (the "Letter") set forth on a separate form for this purpose which is available from the Fund. This enables the investor to aggregate purchases of shares of the Fund during a 12-month period for purposes of calculating the applicable sales charge. All shares of the Fund currently owned by the investor will be credited as purchases toward the completion of the Letter at the greater of their net asset value on the date the Letter is executed or their cost. No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. For each investment made, the investor must notify his dealer, the Transfer Agent or the Distributor that a Letter is on file along with all account numbers associated with the Letter.

         The Letter is not a binding obligation on the investor. However, 5% of the amount specified in the Letter will be held in escrow, and if the investor's purchases are less than the amount specified, the investor will be requested to remit to the Fund an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. However, the sales charge applicable to the investment will in no event be higher than if the shareholder had not submitted a Letter.

         Sales at Net Asset Value. Class A shares of the Fund may be sold at net asset value (i.e., without a sales charge) (i) to registered representatives or employees (and their immediate families) of authorized dealers, or to any trust, pension, profit-sharing or other benefit plan for only such persons, (ii) to banks or trust companies or their affiliates when the bank, trust company, or affiliate is authorized to make investment decisions on behalf of a client,
(iii) to investment advisers and financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services, (iv) to clients of such investment advisers and financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker, agent, investment adviser or financial institution, and (v) to retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to those defined in Section 401(a), 403(b) or 457 of the Code and `rabbi trusts.' Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent. Class A shares of the Fund may also be sold at net asset value to current officers, directors and employees (and their immediate families) of the Fund, the Adviser, the Distributor, employees (and their immediate families) of certain firms providing services to the Fund (such as the custodian and shareholder servicing agent), and to any trust, pension, profit-sharing or other benefit plan for only such persons. The Fund may also issue Class A shares at net asset value in connection with the acquisition of, or merger or consolidation with, another investment company.

         The sales of Class A shares at net asset value described in this section are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the Class A shares will not be resold except through redemption. Such notice must be given to the Transfer Agent or the Distributor at the time of purchase on a form for this purpose as available from the Fund.

Class B Shares -- Deferred Sales Charge Alternative

         The Class B shares can be purchased at net asset value without an initial sales charge. However, if the Class B shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge (expressed as a percentage of the lesser of the current net asset value or original cost) which will vary according to the number of years from the purchase of Class B shares until the redemption of those shares. The amount of the contingent deferred sales charge on Class B shares is set forth below.

         Year Since Purchase                                CDSC
         -------------------                                ----

         Less than 1 year.................................  5.0%
         1 to 3 years.....................................  4.0%
         3 to 5 years.....................................  2.0%
         5 to 6 years.....................................  1.0%
         6 years or more..................................  None

         Class B shares are subject to higher distribution fees than Class A shares for a period of eight years (after which they convert to Class A shares). Shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares along with the underlying shares on which they were earned. Conversion occurs at the end of the month which precedes the eight anniversary of the purchase date.

         The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

General

         In addition to the discount or commission paid to dealers, the Distributor may from time to time pay additional cash or other incentives to dealers in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, such cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund during a specific period of time. Such incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer and their immediate family members to urban or resort locations within or outside of the United States. Such dealer may elect to receive cash incentives of equivalent amount in lieu of such payments.

Application of the Contingent Deferred Sales Charge

         Shares obtained from dividend or distribution reinvestment are not subject to the contingent deferred sales charge. The contingent deferred sales charge, if applicable, is deducted from the amount of the redemption. The contingent deferred sales charge will be waived on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans. See the Statement of Additional Information for more information.

Reinstatement Privilege

         If a shareholder redeems Class A shares and then decides to reinvest them, the shareholder may, within 120 calendar days of the date of redemption, use all or any part of the proceeds of the redemption to reinstate, free of an initial sales charge, all or any part of the investment in Class A shares of the Fund. If a shareholder redeems Class A shares and the redemption was subject to a contingent deferred sales charge, the shareholder may reinstate all or any part of the investment in shares of the same class of the Fund within 120 calendar days of the date of redemption and receive a credit for the applicable contingent deferred sales charge paid. Such investment will be reinstated at the net asset value per share established as of the close of trading on the New York Stock Exchange on the day the request is received. The transfer agent must be informed that the purchase represents a reinstated investment. Reinstated shares must be registered exactly and be of the same class as the shares previously redeemed; and the Fund's minimum initial investment amount must be met at the time of reinstatement.

Additional Class

         In addition to offering Class A and Class B shares, the Fund offers Class R shares, which are described in a separate prospectus. The Class R shares are generally distributed directly by the Distributor and do not have a front-end sales charge or a CDSC. To obtain the prospectus that describes the Fund's Class R shares, contact the Fund or the Distributor by writing to the address or by calling the telephone number listed on the front cover of this Prospectus.

                                  HOW TO INVEST

         The minimum initial investment to open a shareholder account of any class is $2,000. The minimum amount for subsequent investments in any class is $500. The Fund reserves the right to waive the minimums under certain circumstances. The Fund's shares may be purchased through authorized dealers or directly through FSSI, the Fund's distributor. An Account Application should accompany this

Prospectus. For accounts opened directly through FSSI, a completed and signed Account Application is required for the initial account opened with the Fund. Stock certificates for Class A and Class B shares will not be issued.

                       PURCHASES AND REDEMPTIONS OF SHARES

General

         You may purchase or redeem shares of the Fund at their net asset value, less any applicable sales charges, on any weekday except days when the New York Stock Exchange is closed, normally, New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas ("Fund Business Day"). The net asset values of the Fund is calculated at 4:00 p.m., Eastern Time on each Fund Business Day. See "How Net Asset Value is Determined."

Purchases

         Fund shares are issued at a price equal to the net asset value per share next determined after an order in proper form is accepted by FSS. The Company reserves the right to reject any subscription for the purchase of its shares and may, in the Adviser's discretion, accept portfolio securities in lieu of cash as payment for Fund shares. Shares may not be available for purchase in every state. Fund shares become entitled to receive dividends on the same day the shares are issued to an investor.

Redemptions

         There is no redemption charge, no minimum period of investment, and no restriction on frequency of redemptions. Shares are redeemed at a price equal to the net asset value per share next determined following acceptance by FSS of the redemption order in proper form (and any supporting documentation which FSS may require). Shares redeemed are not entitled to participate in dividends declared on the day on which a redemption becomes effective.

         The date of payment of redemption proceeds may not be postponed for more than seven days after shares are tendered to FSS for redemption by a shareholder of record. The right of redemption may not be suspended except in accordance with the provisions of the Investment Company Act of 1940.

Account Statements

         Shareholders will receive from the Company periodic statements listing account activity during the statement period.

Share Certificates

         FSS maintains a shareholder account for each shareholder. The Company does not issue share certificates.

                       PURCHASE AND REDEMPTION PROCEDURES

         You may obtain the account application necessary to open an account by calling toll free 888-9-TANAKA or by writing TANAKA Funds, Inc., at P.O. Box 446, Portland, Maine 04112.

Initial Purchase of Shares

Mail

         Investors may send a check made payable to "TANAKA Funds, Inc." with a completed account application to:

         TANAKA Funds, Inc.
         P.O. Box 446
         Portland, Maine 04112

         Checks are accepted at full value subject to collection. All checks must be drawn on a United States bank. If a check is returned unpaid, the purchase will be canceled, and the investor will be liable for any resulting losses or fees incurred by a Fund, the Adviser or FSS.

         For individual or Uniform Gift to Minors Act accounts, the check or money order used to purchase shares of a Fund must be made payable to "TANAKA Funds, Inc." or to one or more owners of that account and endorsed to TANAKA
Funds, Inc. For corporation, partnership, trust, 401(k) plan or other non-individual type accounts, the check used to purchase shares of a Fund must be made payable on its face to "TANAKA Funds, Inc." No other method of payment by check will be accepted. All purchases must be paid in U.S. dollars; checks must be drawn on U.S. banks. Payment by Traveler's Checks is prohibited.

Bank Wire

         To make an initial investment in a Fund using the fedwire system for transmittal of money between banks, you should first telephone FSS at 207-______ or toll free at 888-9-TANAKA to obtain an account number. You should then instruct a member commercial bank to wire your money immediately to:

         BankBoston
         Boston, Massachusetts
         ABA # _______
                For Credit to:  Forum Shareholder Services, LLC
                Account # ____________
                TANAKA Funds, Inc.: (Name of Fund)
                (Investor's Name)
                (Investor's Account Number)

         You should then promptly complete and mail the account application.

         If you plan to wire funds, you should instruct your bank early in the day so the wire transfer can be accomplished the same day. Your bank may assess charges for transmitting the money by bank wire and for use of Federal Funds. The Company does not charge investors for the receipt of wire transfers. Payment in the form of a bank wire received prior to 4:00 p.m., Eastern Time on a Fund Business Day will be treated as a Federal Funds payment received before that time.

Through Financial Institutions

         You may purchase and redeem shares of the Fund through brokers and other financial institutions that have entered into sales agreements with FSSII. These institutions may charge a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Company. The Company is not responsible for the failure of any institution to promptly forward these requests.

         If you purchase shares through a broker-dealer or financial institution, your purchase will be subject to its procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable to shareholders who invest in a Fund directly. You should acquaint yourself with the institution's procedures and read this Prospectus in conjunction with any materials and information provided by your institution. If you purchase Fund shares in this manner, you may or may not be the shareholder of record and, subject to your institution's and the Fund's procedures, may have Fund shares transferred into your name. There is typically a one to five day settlement period for purchases and redemptions through broker-dealers.

Subsequent Purchases of Shares

         You may purchase additional shares of a Fund by mailing a check or sending a bank wire as indicated above. Shareholders using the wire system for subsequent purchases should first telephone FSS at 207-___________ or toll free at 888-9-TANAKA to notify it of the wire transfer. All payments should clearly indicate the shareholder's name and account number.

Automatic Investment Plan

         Shareholders may also purchase additional Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSS. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSS.

Redemption of Shares

         Redemption requests will not be effected unless any check used for investment has been cleared by the shareholder's bank, which may take up to 15 calendar days. This delay may be avoided by investing in a Fund through wire transfers. If FSS receives a redemption request by 4:00 p.m. Eastern Time, the redemption proceeds normally are paid on the next business day, but in no event later than seven days after redemption, by check mailed to the shareholder of record at his or her record address. Shareholders that wish to redeem shares by telephone or by bank wire must elect these options by properly completing the appropriate sections of their account application. These privileges may be modified or terminated by the Company at any time.

         Due to the cost to the Company of maintaining smaller accounts, the Company reserves the right to redeem, upon not less than 60 days' written notice, all shares in any Fund account with an aggregate net asset value of less than $2,000. The Fund will not redeem accounts that fall below these amounts solely as a result of a reduction in net asset value of the Fund's shares.

Redemption by Mail
                                       18

         You may redeem all or any number of your shares by sending a written request to FSS at the address above. You must sign all written requests for redemption and provide a signature guarantee. See "Other Redemption Matters."

Telephone Redemptions

         A shareholder that has elected telephone redemption privileges may make a telephone redemption request by calling FSS at 207-________ or toll free at 888-9-TANAKA. In response to the telephone redemption instruction, a Fund will mail a check to the shareholder's record address. If the shareholder has elected wire redemption privileges, FSS may wire the proceeds as set forth below under "Bank Wire Redemptions."

         In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Company and FSS will employ reasonable procedures to confirm that such instructions are genuine. Shareholders must provide FSS with the shareholder's account number, the exact name in which the shares are registered and some additional form of identification. The Company or FSS may employ other procedures such as recording certain transactions. If such procedures are followed, neither FSS nor the Company will be liable for any losses due to unauthorized or fraudulent redemption requests. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

         During times of drastic economic or market changes, it may be difficult to make a redemption by telephone. If you cannot reach FSS by telephone, you may mail or hand-deliver your request to FSS at Two Portland Square, Portland, Maine 04101.

Other Redemption Matters

         A signature guarantee is required for any written redemption. In addition, a signature guarantee also is required for instructions to change a shareholder's record name or address, designated bank account for wire redemptions or automatic investment or redemption, dividend election, telephone redemption or exchange option election or any other option election in connection with the shareholder's account. Signature guarantees may be provided by any eligible institution, including a bank, a broker, a dealer, a national securities exchange, a credit union, or a savings association that is authorized to guarantee signatures, acceptable to the Transfer Agent. Whenever a signature guarantee is required, the signature of each person required to sign for the account must be guaranteed. Such guarantee must have "Signature Guaranteed" stamped under each signature and must be signed by the eligible institution.

         The  Transfer  Agent  will  deem  a  shareholder's  account  "lost"  if correspondence to the shareholder's address of record is returned as undeliverable, unless the Transfer Agent determines the shareholder's new address. When an account is deemed lost all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

Bank Wire Redemptions

         If you have elected wire redemption privileges, a Fund will, upon request, transmit the proceeds of any redemption greater than $10,000 by Federal Funds wire to a bank account designated on your account application. If you wish to request bank wire redemptions by telephone, you must also elect telephone redemption privileges.

Exchange Privilege

         Shareholders of the Fund may exchange their shares for shares of the Daily Assets Government Fund, a money market fund managed by FAdS and a separate series of Forum Funds (R) or the Investors Bond Fund, also a separate series of Forum Funds managed by FAdS. You may receive a copy of the prospectus for the Daily Assets Government Fund or the Investors Bond Fund by writing FSS or calling toll free at 888-9-TANAKA. No sales charges are imposed on exchanges between a Fund and the Daily Assets Government Fund. Exchanges into the Investors Bond Fund are subject to the fees charged by that fund as set forth in the Investor Bond Fund's prospectus.

Exchange Procedure

         You may request an exchange by writing to FSS at Two Portland Square, Portland, Maine 04101. The minimum amount for an exchange to open an account in the Daily Assets Government Fund or the Investors Bond Fund is $2,500. Exchanges may only be made between identically registered accounts. You do not need to complete a new account application, unless you are requesting different shareholder privileges for the new account. The Company reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

         An exchange of shares in a Fund pursuant to the exchange privilege is, in effect, a redemption of Fund shares (at net asset value) followed by the purchase of shares of the investment company into which the exchange is made (at net asset value) and may result in a shareholder realizing a taxable gain or loss for Federal income tax purposes. The exchange privilege is available to shareholders residing in any state in which shares of the Daily Assets Government Fund or the Investors Bond Fund, as applicable, may legally be sold.

Telephone Exchanges

         If you have elected telephone exchange privileges, you may request an exchange by calling FSS toll free at 888-9-TANAKA. Neither the Company nor FSS are responsible for the authenticity of telephone instructions or losses, if any, resulting from unauthorized telephone exchange requests. The Company employs reasonable procedures to insure that telephone orders are genuine and, if it does not, may be liable for any losses due to unauthorized transactions. Shareholders should verify the accuracy of telephone instructions immediately upon receipt of confirmation statements.

Retirement Accounts

         The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth individual retirement accounts (collectively "IRAs"). An IRA account application form may be obtained by contacting the Company at 888-9-TANAKA. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. In the case of a Roth IRA, if certain requirements are met, investment earnings will not be taxed even when withdrawn. Individuals may make IRA contributions of up to a maximum of $2,000 annually. Only contributions to Traditional IRAs may be tax-deductible. However, the deduction will be reduced if the individual or, in the case of a married individual, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels. The ability of an individual to make contributions to a Roth IRA is restricted if the individual (or, the individual and spouse, if married) has adjusted gross income above certain levels.

         The foregoing discussion regarding IRAs is based on regulations in effect as of January 1, 1998 and summarizes only some of the important Federal tax considerations generally affecting IRA contributions made by individuals or their employers. It is not intended as a substitute for tax planning. Investors should consult their tax advisors with respect to their specific tax situations as well as with respect to state and local taxes.

                          SPECIAL SHAREHOLDER SERVICES

         The Fund offers the following three types of services for its shareholders:

         o Regular Account - allows shareholders to make voluntary additions and withdrawals to and from their account as often as they wish.

         o Automatic Investment Plan - permits automatic monthly investments into the Fund from your checking account on a fixed or flexible schedule;

         o Individual Retirement Accounts (IRA's).

More information regarding these services appears in the Statement of Additional Information which may be obtained by request and without charge by writing or calling the Fund at the address and telephone number printed on the front cover of this Prospectus.

                                FUND PERFORMANCE

         From time-to-time, the Fund may advertise its "average annual total return" over various periods of time. This total return figure shows the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the ending date of the measuring period. The figure reflects changes in the price of the Fund's shares and assumes that any income dividends and/or capital gains distributions made by the Fund during the period are reinvested in shares of the Fund. Figures will be given for recent one-, five- and ten-year periods (when applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, investors should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for the specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (that is, the change in value of initial investment, income dividends and capital gains distributions).

         The Fund may quote the Fund's average annual total and/or aggregate total return for various time periods in advertisements or communications to shareholders. The Fund may also compare its performance to that of other mutual funds with similar investment objectives and to stock and other relevant indices or to rankings prepared by independent services or industry publications. For example, the Fund's total return may be compared to data prepared by Lipper
Analytical Services, Inc., Morningstar, Value Line Mutual Fund Survey and CDA Investment Technologies, Inc. Total return data as reported in such national financial publications as The Wall Street Journal, The New York Times, Investor's Business Daily, USA

Today, Barron's, Money and Forbes as well as in publications of a local or regional nature, may be used in comparing Fund performance.

         The Fund's total return may also be compared to such indices as the:

         (1)  Dow Jones Industrial Average
         (2)  Standard & Poor's 500 Composite Stock Total Return Index
         (3)  Nasdaq Composite OTC Index or Nasdaq Industries Index
         (4)  Consumer Price Index
         (5)  Russell 2000 Index

         Further information on performance measurement may be found in the Statement of Additional Information.

                        HOW NET ASSET VALUE IS DETERMINED

         Shares are purchased at their net asset value, less any applicable initial sales charge. The Fund calculates its net asset value (NAV) as follows:

                     (Value of Fund Assets) - (Fund Liabilities)
         NAV =       --------------------------------------------
                              Number of Outstanding Shares

         Net asset value is determined as of the end of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. New York City time) on days that the New York Stock Exchange is open.

         Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Fund's Board of Directors. See "Net Asset Value" in the Statement of Additional Information.

                      INCOME AND CAPITAL GAIN DISTRIBUTIONS

         Dividends from net investment income, if any, are declared annually. The Fund intends to distribute annually realized net capital gains, after utilization of capital loss carry-forwards, if any, to prevent application of a federal excise tax. However, it may make an additional distribution any time prior to the due date, including extensions, of filing its tax return, if necessary to accomplish this result. Any dividends or net capital gain distributed pursuant to a dividend declaration declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Unless you elect otherwise, dividends and capital gains distributions will be reinvested in additional shares of the Fund at no charge. Changes in your election regarding receipt of dividends and distributions must be sent to the Transfer Agent. Shareholders will be subject to tax on all dividends and distributions whether paid to them or reinvested in shares of the Fund. If an investment in Fund shares is made by a retirement plan, all dividends and capital gains distributions must be reinvested into an account of such plan.

                                      TAXES

         Generally,   dividends  from  net  investment  income  are  taxable  to investors as ordinary income. If a portion of the Fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction.

         Long-term capital gains distributions, if any, are taxable as net long-term capital gains when distributed regardless of the length of time shareholders have owned their shares. Net short-term capital gains and any other taxable income distributions are taxable as ordinary income.

         The Fund sends detailed tax information about the amount and type of its distributions to its shareholders by January 31 of the year following the distributions.

         Upon a sale or exchange of Fund shares, shareholders generally will realize a capital gain or loss which will be long-term or short-term, generally depending on how long they held their shares.

         If shares are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the value of its assets at the close of its taxable year consists of stock or securities in foreign corporations, it may elect to pass through to its shareholders the ability to claim a deduction or credit for the amount of foreign withholding tax paid by the Fund.

         On the account application, the shareholder must provide the shareholder's taxpayer identification number ("TIN"), certify that it is correct and certify that the shareholder is not subject to backup withholding under Internal Revenue Service ("IRS") rules. If the shareholder fails to provide a correct TIN or the proper certifications, the Fund will withhold 31% of all distributions and redemption proceeds payable to the shareholder. The Fund will also begin backup withholding on a shareholder's Fund account if the IRS instructs the Fund to do so. The Fund reserves the right not to open a shareholder's account or, if an account is already opened, to redeem a shareholder's shares at the current NAV, less any taxes withheld, if the shareholder fails to provide a correct TIN, fails to provide the proper certifications, or the IRS advises the Fund to begin backup withholding on the shareholder's Fund account.

         Fund distributions may also be subject to state, local or foreign taxes. You should consult your tax adviser before investing in the Fund.

                  ORGANIZATION AND DESCRIPTION OF COMMON STOCK

         The Company was incorporated on November 5, 1997 as a Maryland corporation and is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share. The authorized shares of the Fund are currently divided into three classes designated Class A common stock, Class B common stock and Class R common stock. The Company's Board of Directors may also, without shareholder approval, increase or decrease the number of authorized but unissued shares of common stock. Each class of shares represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and service fees, which may affect performance, and (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. With the exceptions noted above, each of the Fund's shares has equal dividend, distribution, liquidation and voting rights. There are no conversion or preemptive rights in connection with any shares of the Fund. All shares of the Company when duly issued will be fully paid and nonassessable. The rights of the holders of shares of common stock may not be modified except by the vote of a majority of the shares outstanding. The Company is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives, or additional classes of shares.

         Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional vote for fractional shares of stock. All shareholders vote on matters that concern the Company as a whole. The Company is not required to hold a meeting of shareholders each year, and may elect not to hold a meeting in years when no meeting is necessary. The shareholders of the Fund vote separately on matters that affect only the interests of the Fund and the shareholders of a class vote separately on matters that affect only the interests of the class. The Company's shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so.

                           TO OBTAIN MORE INFORMATION

         For further information on the TANAKA Growth Fund, please contact _______________. Additional information may also be obtained by requesting a copy of the Fund's Statement of Additional Information.

         Investment Adviser:         Tanaka Fund Advisers, LLC
                                     230 Park Avenue, Suite 960
                                     New York, NY 10169

         Distributor:                Forum Financial Services, Inc.
                                     Two Portland Square
                                     Portland, ME 04101

         Counsel:                    Dechert Price & Rhoads
                                     30 Rockefeller Plaza
                                     New York, NY  10112

         Independent Auditors:




         [General Information:      For general information on the Fund and
                                    [______], call the Distributor at
                                    (800) ___-____ Toll Free.]

         Transfer Agent:            For account information, wire purchases or
                                    redemptions, call or write to the Fund's
                                    Transfer Agent:

                                    Forum Shareholder Services, LLC
                                    Two Portland Square
                                    Portland, ME 04101

         More Information:          For 24-hour, 7-days-a-week price
                                    information, call 888-9-TANAKA.

         No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer made by this Prospectus and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

         This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Fund with the SEC under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge at the offices of the SEC in Washington, DC (http://www.sec.gov).

                               TANAKA FUNDS, INC.


                               TANAKA GROWTH FUND

                               Two Portland Square
                              Portland, Maine 04101

                           (888)-9-TANAKA (Toll Free)

                       Statement of Additional Information

                               December ___, 1998


         TANAKA Funds, Inc. (the "Company"), the sole series of which is TANAKA Growth Fund (the "Fund"), is an open-end, management investment company, commonly known as a "mutual fund." This Statement of Additional Information is not a prospectus and is authorized for distribution only when preceded or accompanied by the Fund's prospectus dated _________, 1998 (the "Prospectus"). This Statement of Additional Information contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus, additional copies of which may be obtained without charge by writing or calling the Fund at the address and telephone number given above.

                                TABLE OF CONTENTS

Additional Information on Investment Techniques..............................1
Investment Restrictions......................................................3
Taxes........................................................................5
Dividends and Distributions..................................................9
Portfolio Transactions and Brokerage.........................................9
Portfolio Turnover...........................................................10
Net Asset Value..............................................................10
Contingent Deferred Sales Charge.............................................12
Directors and Officers.......................................................13
Investment Adviser...........................................................16
Transfer Agent...............................................................16
Administrator................................................................17
Distribution.................................................................17
Expenses of the Fund.........................................................17
Special Shareholder Services.................................................18
General Information and History..............................................19
Performance..................................................................20

                               TANAKA FUNDS, INC.

                               TANAKA GROWTH FUND


                       Statement of Additional Information

         The Fund is a series of the Company, a Maryland corporation which is an open-end, management investment company, commonly known as a "mutual fund." The Fund is a diversified series of the Company.

         The Fund's investment objective is growth of capital.

         The investment policies of the Fund are described in the Fund's Prospectus. The following discussion supplements the information in the Fund's Prospectus with respect to the types of securities in which the Fund may invest and the investment techniques it may use in pursuit of its investment objective.

                 ADDITIONAL INFORMATION ON INVESTMENT TECHNIQUES

Convertible Securities

         The Fund may invest only in high grade convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. "High grade" securities are those rated within the three highest ratings categories of Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or that are determined by the investment adviser to be of equivalent quality. Investments in convertible securities may provide incidental income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

         Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks.
Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Foreign Securities

         Most foreign stock markets are not as large or liquid as in the United States, fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the United States. Investors should recognize that foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. Foreign governments can also levy confiscatory taxes, expropriate assets, and limit repatriations of assets. Typically, there is less publicly available information about a foreign company than about a U.S. company, and foreign companies may be subject to less stringent reserve, auditing and reporting requirements. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Because investments in foreign securities will usually involve currencies of foreign countries, and because the Fund may hold foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         Depositary Receipts. The Fund may utilize depositary receipts, as described in the Prospectus. For purposes of determining the country of origin, depositary receipts and closed-end investment companies which invest primarily in foreign securities will be deemed to be foreign securities.

         Warrants. The Fund may invest up to 5% of its net assets in warrants. A warrant is a long-term option issued by a corporation that generally gives the investor the right to buy a specified number of shares of the underlying common stock of the issuer at a specified exercise price at any time on or before an expiration date. If the Fund does not exercise or dispose of a warrant prior to its expiration, it will expire worthless.

         Repurchase Agreements. The Fund may enter into repurchase agreements (which enables the Fund to employ its assets pending investment) during short periods of time. Ordinarily, these agreements permit the Fund to maintain liquidity and earn higher rates of return than would normally be available from other short-term money-market instruments.

         Under a repurchase agreement, the Fund buys an instrument and obtains a simultaneous commitment from the seller to repurchase the investment at a specified time and at an agreed upon yield to the Fund. The seller is required to pledge cash and/or collateral which is equal to at least 100% of the value of the commitment to repurchase. The collateral is held by the Fund's custodian. The Fund will enter into only repurchase agreements involving U.S. Government securities in which the Fund may otherwise invest. Repurchase agreements are considered securities issued by the seller for purposes of the diversification test under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and not cash, a cash item or a U.S. Government security.

         The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision.

         The Fund will always seek to perfect its security interest in the collateral. If the seller of a repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement declines. The Investment Adviser monitors the value of the collateral to ensure that its value equals or exceeds the repurchase price and also monitors the financial condition of the issuer of the repurchase agreement. If the seller defaults, the Fund may incur disposition costs in connection with liquidating the collateral of that seller. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Fund may be delayed or limited.

                             INVESTMENT RESTRICTIONS

         The policies set forth below are fundamental policies of the Fund and may not be changed without approval of a majority of the outstanding voting securities of the Fund. As used in this Statement of Additional Information, a "majority of the outstanding voting securities of the Fund" means the lesser of
(1) 67% or more of the voting securities present at a shareholders meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund.

         As a matter of fundamental policy, the Fund may not:

1. purchase the securities of any issuer (other than securities issued or guaranteed as to principal or interest by the Government of the United States or any agency or instrumentality thereof ("U.S. Government securities"), or securities of other investment companies) if, as a result of such purchase, more than 5% of its total assets would be invested in the securities of such issuer, unless 75% of the Fund's total assets are invested in cash or cash equivalents, U.S. Government securities, securities of other investment companies, and securities of issuers in which the Fund has not invested more than 5% of its total assets;

2. purchase stock or securities of an issuer (other than U.S. Government securities) if such purchase would cause the Fund to own more than 10% of any class of voting securities of such issuer;

3. borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

4. concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time;

5. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

6. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

7. issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by a regulatory authority having jurisdiction, from time to time; provided that the segregation of assets or other collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction, and obligations for which the Fund segregates assets in accordance with securities regulatory requirements will not be deemed to be senior securities;

8. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate, or mortgages, and
         (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or

9. purchase or sell physical commodities or contracts relating to physical commodities.

         The Fund has voluntarily adopted certain policies and restrictions which are observed in the conduct of its affairs. These represent intentions of the Board of Directors based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Board of Directors without prior notice to or approval of shareholders.

         The following policies are not fundamental policies and may be changed without shareholder approval. The Fund currently may not:

         (a)  purchase or sell futures contracts or options thereon;

         (b)  make short sales;

         (c) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

         (d) purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions;

         (e) invest more than 15% of its net assets in securities which are illiquid or not readily marketable; and

         (f)  write put or call options.

         If a percentage restriction on investment or utilization of assets as set forth under "Investment Restrictions" above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or the total cost of the Fund.'s assets will not be considered a violation of the restriction.

                                      Taxes

         The Fund will seek to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax (assuming the Fund meets the 90% gross income test and the tax diversification test of Subchapter M, described below) to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The Fund intends to distribute at least annually all of its investment company taxable income and net realized capital gains and therefore generally does not expect to pay federal income taxes.

         In order to meet the tax diversification test, at the close of each quarter of its fiscal year, (i) at least 50% of the value of the Fund's total assets must be represented by cash and cash items including receivables, U.S. Government securities, and securities of other regulated investment companies, and other securities limited in respect of any one issuer to an amount not greater than 5% of the value of its total assets, and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies.)

         The Fund will meet the 90% of gross income test if 90% of its annual gross income is derived from dividends, interest, payments with respect to certain securities loans, and gain from the sale or disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies.

         The Fund is subject to a 4% nondeductible excise tax on amounts required to be but which are not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses prescribed by the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and net foreign currency gains, if any, less expenses. Realized net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim his/her share of federal income taxes paid by the Fund on such gains as a credit against his/her own federal income tax liability, and will be entitled to increase the adjusted tax basis of his/her Fund shares by the difference between his/her pro rata share of such gains and his/her tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income. If a portion of the Fund's income consists of dividends from U.S. corporations, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for a dividends-received deduction for corporate investors.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         If shares are held in a tax-deferred account, such as a retirement plan, income and gain will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax as ordinary income only when distributed from that account.

         All distributions of investment company taxable income and realized net capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year.

         Redemptions of shares, including exchanges for shares of another fund (to the extent such exchanges may be available), may result in tax consequences (gain or loss) to the shareholder and are also subject to information reporting requirements. Any loss recognized on a sale or exchange will be disallowed to the extent shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the acquired shares will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less may be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Fund shares. This prohibition generally applies where
(1) the shareholder incurs a sales charge in acquiring the shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of shares. The term "reinvestment right." means any right to acquire stock of one or more funds (including the Fund) without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

         Distributions by the Fund result in a reduction in the net asset value of its shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of their invested capital upon the distribution, which will nevertheless be taxable to them.

         If the Fund has a large enough percentage of its assets invested in foreign securities, the Fund intends to qualify for and may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and may be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the Fund to foreign countries (which taxes relate primarily to investment income). The Fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities in foreign corporations. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Alternatively, the Fund may elect to mark to market its foreign investment company stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the stock would be reported as ordinary loss to the extent of any net mark-to-market gains previously included in income. The Fund also may elect, in lieu of being taxable in the manner described above, to include annually in income its pro rata share of the ordinary earnings and net capital gain of the foreign investment company.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         The Fund will be required to report to the U.S. Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their Taxpayer Identification Numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the Taxpayer Identification Number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Amounts withheld are applied against the shareholder's tax liability and a refund may be obtained from the IRS, if withholding results in overpayment of taxes. A shareholder should contact the Fund or the Transfer Agent (as defined in "Transfer Agent" below) if the shareholder is uncertain whether a proper Taxpayer Identification Number is on file with the series.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions or exchanges of the Fund's shares. Each investor should consult his or her own tax adviser as to the applicability of these taxes.

         In January of each year the Company's Transfer Agent issues to each shareholder a statement of the federal income tax status of all distributions.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of Fund shares. Each shareholder who is not a U.S. person should also consider the U.S. estate tax implications of holding Fund shares at death. The U.S. estate tax may apply to such holdings if an investor dies while holding shares of a Fund. Each investor should consult his or her own tax adviser about the applicability of these taxes. A distribution of net investment income to nonresident aliens and foreign corporations that are not engaged in a trade or business in the U.S. to which the distribution is effectively connected, will be subject to a withholding tax imposed at the rate of 30% upon the gross amount of the distribution in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. A distribution of net long-term capital gains realized by the Fund is not subject to tax unless the distribution is effectively connected with the conduct of the shareholder's trade or business within the United States, or the foreign shareholder is a non-resident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

         The foregoing is a general abbreviated summary of present Federal income taxes on dividends and distributions. Shareholders should consult their tax advisers about the application of the provisions of the tax law described in this Statement of Additional Information in light of their particular tax situations and about any state and local taxes applicable to dividends and distributions.

                           DIVIDENDS AND DISTRIBUTIONS

         As stated previously, it is the policy of the Fund to distribute substantially all of its net investment income and net realized capital gains, if any, shortly before the close of the fiscal year (November 30th).

         All dividend and capital gains distributions, if any, will be reinvested in full and fractional shares based on net asset value (without a sales charge) as determined on the ex-dividend date for such distributions. Shareholders may, however, elect to receive all such payments, or the dividend or distribution portion thereof, in cash, by sending written notice to this effect to the Transfer Agent. This written notice will be effective as to any subsequent payment if received by the Transfer Agent prior to the record date used for determining the shareholders' entitlement to such payment. Such an election will remain in effect unless or until the Transfer Agent is notified by the shareholder in writing to the contrary.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to the supervision of the Directors, decisions to buy and sell securities for the Fund and negotiation of their brokerage commission rates are made by the Adviser. Transactions on United States stock exchanges involve the payment by the Fund of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In certain instances, the Fund may make purchases of underwritten issues at prices which include underwriting fees.

         In selecting a broker to execute each particular transaction, the Adviser takes the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker; the size and difficulty in executing the order; and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis.
Accordingly, the cost of the brokerage commissions to the Fund in any transaction may be greater than that available from other brokers if the difference is reasonably justified by other aspects of the portfolio execution services offered. For example, the Adviser will consider the research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund or the Adviser's other clients. Such research and investment services include statistical and economic data and research reports on particular companies and industries as well as research software. Subject to such policies and procedures as the Directors may determine, the Adviser shall not be deemed to have acted unlawfully or to have breached any duty solely by reason of its having caused the Fund to pay a broker that provides research services to the investment adviser an amount of commission for effecting a portfolio investment transaction in excess of the amount another broker would have charged for effecting that transaction, if the investment adviser determines in good faith that such amount of commission was reasonable in relation to the value of the research service provided by such broker viewed in terms of either that particular transaction or the investment adviser's ongoing responsibilities with respect to the Fund.

         Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the investment adviser and its affiliates, and not all of the information will be used in connection with the Fund. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the investment adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interests of the Fund and their shareholders.


                               PORTFOLIO TURNOVER

         Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in the Investment Adviser's opinion, to meet the Fund's objective. The Investment Adviser anticipates that the Fund's average annual portfolio turnover rate will be less than 100%.

                                 NET ASSET VALUE

         The Fund's net asset value ("NAV") per share is calculated daily from Monday through Friday on each business day on which the New York Stock Exchange (the "Exchange") is open. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

         The Board of Directors has determined that the Fund's NAV be calculated as of the close of trading of the Exchange (generally 4:00 p.m., Eastern Time) on each business day from Monday to Friday or on each day (other than a day during which no security was tendered for redemption and no order to purchase or sell such security was received by the Fund) in which there is a sufficient degree of trading in the Fund's portfolio securities that the current NAV of the Fund's shares might be materially affected by changes in the value of such portfolio security. The Fund may compute its NAV per share more frequently if necessary to protect shareholders' interests.

         NAV per share is determined by dividing the total value of the Fund's securities and other assets, less liabilities (including proper accruals of taxes and other expenses), by the total number of shares then outstanding, and rounding the result to the nearer cent.

         Generally, securities owned by the Fund are valued at market value. In valuing the Fund's assets, portfolio securities, including American Depositary Receipts ("ADRs") and American Depositary Shares ("ADSs"), which are traded on the Exchange, will be valued at the last sale price prior to the close of regular trading on the Exchange. Lacking any sales, the security will be valued at the last bid price prior to the close of regular trading on the Exchange. ADRs and ADSs for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated in accordance with procedures approved by the Board of Directors of the Fund as the primary market. Securities will be valued using quotations on the exchange and lacking any sales, securities will be valued at the last reported bid price prior to the Fund's valuation time, unless the Fund is aware of a material change in the value prior to the time it values its securities.

         Unlisted securities which are quoted on the National Market System of the National Association of Securities Dealers, Inc. (the "NASD"), for which there have been sales of such securities, shall be valued at the last sale price reported on such system. If there are no such sales, the value shall be the high or "inside" bid, which is the bid supplied by the NASD on its NASDAQ Screen for such securities in the over-the-counter market. The value of such securities quoted on the NASDAQ System, but not listed on the NASD's National Market System, shall be valued at the high or "inside" bid. Unlisted securities which are not quoted on the NASDAQ System and for which the over-the-counter market quotations are readily available will be valued at the current bid prices for such securities in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) may be valued at their fair value as determined in good faith by the Board of Directors.

         The value of a security traded or dealt in upon an exchange may be valued at what the Company's pricing agent determines is fair market value on the basis of all available information, including the last determined value, if there was no sale on a given day and the pricing agent determines that the last bid does not represent the value of the security, or if such information is not available. For example, the pricing agent may determine that the price of a security listed on a foreign stock exchange that was fixed by reason of a limit on the daily price change does not represent the fair market value of the security. Similarly, the value of a security not traded or dealt in upon an exchange may be valued at what the pricing agent determines is fair market value if the pricing agent determines that the last sale does not represent the value of the security, provided that such amount is not higher than the current bid price.

         Notwithstanding the foregoing, money market investments with a remaining maturity of less than 60 days shall be valued by the amortized cost method described below; debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Fund, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques and are representative of market values at the close of the Exchange.

         The value of an illiquid security which is subject to legal or contractual delays in or restrictions on resale by the Fund shall be the fair value thereof as determined in accordance with procedures established by the Fund's Board, on the basis of such relevant factors as the following: the cost of such security to the Fund, the market price of unrestricted securities of the same class at the time of purchase and subsequent changes in such market price, potential expiration or release of the restrictions affecting such security, the existence of any registration rights, the fact that the Fund may have to bear part or all of the expense of registering such security, and any potential sale of such security to another investor. The value of other property owned by the Fund shall be determined in a manner which, in the discretion of the pricing agent of the Fund, most fairly reflects fair market value of the property on such date.

         Following the calculation of security values in terms of the currency in which the market quotation used is expressed ("local currency"), the pricing agent shall, prior to the next determination of the NAV of the Fund's shares, calculate these values in terms of U.S. dollars on the basis of the conversion of the local currencies (if other than U.S. dollars) into U.S. dollars at the rates of exchange prevailing at the valuation time as determined by the pricing agent.

         U.S. Treasury bills, and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, with original or remaining maturities in excess of 60 days are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, are valued at the mean of representative quoted bid and asked prices for securities of comparable maturity, quality and type.
Short-term securities, with 60 days or less to maturity, are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held, on the 60th day prior to maturity, based on the value determined on the 61st day prior to maturity.

         Any purchase order may be rejected by the Distributor or by the Fund.

         The Company has reserved the right to redeem its shares by payment of its portfolio securities in-kind but does not intend to do so under normal circumstances.

                        CONTINGENT DEFERRED SALES CHARGES

Class A Shares

         With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. In determining, the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends and distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to Forum Fund Services, LLC ("FSSI"), the Fund's distributor, and are used by FSSI to defray the expenses of FSSI related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers or financial intermediaries for selling Class A shares.

Class B Shares

         Class B shares that are redeemed within six years of purchase will be subject to a contingent deferred sales charge at the rates set forth in the Prospectus charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

         Proceeds from the contingent deferred sales charge on the Class B shares are paid to FSSI and are used by FSSI to defray the expenses of FSSI related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, including payments to dealers and other financial intermediaries for selling Class B shares and interest and other financing costs associated with the Class B shares.

         In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of any shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the Fund originally purchased by the shareholder.

         The contingent deferred sales charge is waived on redemptions of shares
(i) following the death or disability, as defined in the Code, of a shareholder,
(ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2, or (iii) that had been purchased by present or former directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative.

         Conversion Feature. At the end of the month which precedes the eighth anniversary of the purchase date of a shareholder's Class B shares, the Class B shares will automatically convert to Class A shares and will no longer be subject to higher distribution and service fees. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The purpose of the conversion feature is to reduce the distribution and service fees paid by holders of Class B shares that have been outstanding long enough for FSSI to have been compensated for distribution expenses incurred in the sale of such shares.

         For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

Class R Shares

         Class R shares are not subject to a contingent deferred sales charge.

                             Directors and Officers

         A list of the Company's Directors and Officers and their principal occupations during the past five years are set forth below. The address of each Director and Officer is c/o Tanaka Capital Management, Inc. ("Tanaka Capital"), 230 Park Avenue, Suite 960, New York, New York 10169.

*Graham Y. Tanaka, Chairman, Chief Executive Officer and President of the Company (02/23/48)

         Mr. Tanaka is currently the President of Tanaka Capital, having founded the firm in December 1986. From 1973 until 1978, Mr. Tanaka was a research analyst at Morgan Guaranty Trust. He then worked at Fiduciary Trust Company of New York as Vice President from 1978-1980. Prior to launching Tanaka Capital, Mr. Tanaka served as Chairman at Milbank Tanaka & Associates from 1980 to 1986. He is a member of The Electronic Analyst Group and also a member of the Healthcare Analyst Association. Mr. Tanaka currently serves on the boards of TransAct Technologies, Inc. and Tridex Corporation. He is a 1971 graduate of Brown University (BS, BA) and a 1973 graduate of Stanford University (MBA).

Charles A. Dill, Director (11/29/39)

         Mr. Dill is a General Partner of Gateway Associates, a St. Louis-based venture capital firm. From 1991 until 1995, Mr. Dill served as President, Chief Executive Officer and Director of Bridge Information Systems. From 1988 to 1991, Mr. Dill was President, Chief Operating Officer and Director of AVX Corporation. Prior to 1988, Mr. Dill was Senior Vice President and a member of the Office of the Chief Executive of Emerson Electric. Mr. Dill serves on the boards of Stifel Financial Corp, Zoltek, TransAct

Technologies, Inc., Pinnacle Automation and DT Industries, as well as the boards of several private companies. He is a _____ graduate of Yale University ( ) and a _____ graduate of Harvard University (MBA).

David M. Fox, Director ([date of birth ___________])

         Mr. Fox has been Unapix Entertainment's President, Chief Executive Officer and a Director since March 1992. From June 1991 until joining Unapix Entertainment, he was the Chief Executive Officer of David Fox and Associates, a company which he founded and which provided international programming consulting services and acted as United States sales agent for producers worldwide. From 1981 until June 1991, Mr. Fox served as Chief Executive Officer and head of Domestic Syndication and Cable Television for Fox/Lorber Associates, Inc. ("Fox/Lorber"), a corporation which he co-founded and which engaged in the worldwide distribution of feature films, home video and television programs. From March 1990 to June 1991, Mr. Fox also served as Director of GAGA Communications, a Japanese company engaged in home video and theatrical distribution. Prior to founding Fox/Lorber, Mr. Fox was Eastern and Midwest Sales Manager for D.L. Taffner Ltd., syndicator of Three's Company and The Benny Hill Show. He is a 1970 graduate of Brown University (BA) and a 1974 graduate of Harvard (MBA).

Thomas R. Schwarz, Director (6/1/36)

         Mr. Schwarz was President and Chief Operating Officer of Dunkin Donuts Inc. (1966-1989); Chairman of the Board and Chief Executive Officer of Grossmans Inc. (1989-1994) and retired in 1994. Mr. Schwarz currently sits on the following boards: TransAct Technologies, Inc., Tridex Corporation, A&W Restaurants, Lebhar-Friedman Publishing and Foilmark Inc. He is a ____ graduate of Williams College ( ) and a _______ graduate of Harvard University (MBA).

Scott D. Stooker, Director (6/16/54)

         Mr. Stooker has been the owner and President of 1st Team Communications Inc. since _________. He has served as a member on the board of directors of The Advertising Club of Delaware, Big Brothers/Little Sisters of Delaware, and currently serves on the board of Saint Anthony's Community Center. He is a _____ graduate of _________ ( ) and a ______ graduate of ______ ( ).

*Stephen J. Barrett, Vice President and Assistant Secretary ([DOB])

         Manager of Client Services, Forum Financial Services, Inc., with which he has been associated since September 1996. Prior to joining Forum, Mr. Barrett spent two and a half years at Fidelity Investments where he served as a Senior Product Manager. Prior to that, he was a Securities Analyst for two and a half years with Bingham, Dana & Gould in Boston, Massachusetts. Mr. Barrett also is an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Fund Services, LLC serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

*Victoria M. McCann, Vice President (6/8/67)

         Ms. McCann has been Head of Operations and the Head Trader at Tanaka Capital since 1991.

*Sara M. Morris, Treasurer ([DOB])

         Managing Director, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1991 to 1994, Ms. Morris was Controller of Wright Express Corporation and for six years prior thereto was employed at Deloitte & Touche LLP as an accountant. Ms. Morris is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Fund Services, LLC serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

*D. Blaine Riggle, Secretary ([DOB])

         Assistant Counsel, Forum Financial Services, Inc., with which he has been associated since 1998. Prior thereto, Mr. Riggle was Associate Counsel for Wright Express Corporation from 1997 to 1998 and for three years thereto was an associate with the law firm of Friedman, Babcock & Gaythwaite in Portland, Maine. Mr. Riggle also is an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Fund Services, LLC serves as manager, administrator and/or distributor. His address is Two Portland Square, Portland, Maine 04101.

*Dawn Taylor, Assistant Treasurer ([DOB])

         Tax Manager, Forum Financial Services, Inc., with which she has been associated since 1994. Prior thereto, from 1986-1994, Ms. Taylor was a Tax Consultant for The New England Mutual Life Insurance Company, Boston, Massachusetts. Ms. Taylor is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Fund Services, LLC serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

*Marcella A. Cote, Assistant Secretary ([DOB])

         Fund Administrator, Forum Financial Services, Inc., with which she has been associated since 1998. Prior thereto, from 1997 to 1998, Ms. Cote was a budget analyst for the Maine Automated Child Welfare Information System, a federally funded project of the Maine Department of Human Services. From 1991 to 1997, Ms. Cote acted as staff to the Maine Inter-departmental Committee on Transition. Ms. Cote is also an officer of various registered investment companies for which Forum Administrative Services, LLC or Forum Fund Services, LLC serves as manager, administrator and/or distributor. Her address is Two Portland Square, Portland, Maine 04101.

----------------------
* Persons deemed to be "interested" persons of the Company under the Investment Company Act of 1940.

         With the exception of Fund shares owned by Graham Y. Tanaka in the amount of the $100,000 initial capital he paid to the Fund, as of the date of this Statement of Additional Information, the Directors and Officers of the Company own less than 1% of the Fund.

         The Directors of the Fund who are employees of the Investment Adviser or officers or employees of any of its affiliates receive no remuneration from the Fund. Each of the other Directors is paid an annual retainer of $_____, and a fee of $_____ for each meeting attended and is reimbursed for the expenses of attendance at such meetings.

Compensation of Directors and Certain Officers

         The following table sets forth information regarding compensation of Directors by the Fund for the fiscal year ended November 30, 1998. Officers of the Fund and Directors who are interested persons of the

Fund do not receive any compensation from the Fund. The Fund does not provide compensation in the form of pension or retirement benefits to any of its Directors.

                                                     Compensation Table
                                            Fiscal Year Ended November 30, 1998


                                                                                         Total
                                                            Aggregate                 Compensation
                                                          Compensation              from Registrant
Name of Person, Position                                 from Registrant           Paid to Directors
Graham Y. Tanaka, Chairman, CEO and President**                $0                          $0
Charles A. Dill, Director*                                   $_____                      $_____
David M. Fox, Director*                                      $_____                      $_____
Thomas R. Schwarz, Director*                                 $_____                      $_____
Scott D. Stooker, Director*                                  $_____                      $_____

_________________________
*      Member of the Audit Committee.
** "Interested person," as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Fund Advisers, LLC.

                               INVESTMENT ADVISER

         Tanaka Fund Advisers, LLC (the "Investment Adviser"), 230 Park Avenue, Suite 960, New York, New York 10169, manages the investment of the assets of the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisory Agreement will be effective for a period of two years from December __, 1998 and may be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Company's Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, provided the continuance is also approved by a majority of the Directors who are not "interested persons" of the Company or the Investment Adviser by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty on 60 days' notice by the Company's Board of Directors or by the Investment Adviser. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

         The Company has designated Graham Y. Tanaka, President and a Director of the Investment Adviser, as the Chairman, President and Chief Executive Officer of the Company.

         The Investment Adviser is paid a fee to be accrued daily at an annual rate of 1.00% of the average daily net assets of the Fund. All expenses not specifically assumed by the Investment Adviser are assumed by the Fund.

                                 TRANSFER AGENT

         Forum Shareholder Services, LLC ("FSS"), Two Portland Square, Portland, Maine 04101, is the Fund's Transfer Agent and Dividend Disbursing Agent, pursuant to a Transfer Agency and Services Agreement dated November ___, 1998.

         Pursuant to the Transfer Agency and Services Agreement, the minimum payment by the Fund per year is $18,000 during the Fund's first year of operations and $24,000 thereafter, plus $12,000 for each open class of shares above one, plus other related expenses.

                                  ADMINISTRATOR

         Forum Administrative Services, LLC (the "FAdS"), Two Portland Square, Portland, Maine 04101, is the Fund's administrator pursuant to an Administration Agreement, which is dated November __, 1998. The Administration Agreement is described in the Fund's Prospectus. The Administration Agreement continues in effect from year to year for a period of one year only if the Board of Directors[, including a majority of the Directors who are not interested persons of the Company or FAdS,] approve the extension at least annually.

                                  DISTRIBUTION

Distributor

         Forum Financial Services, Inc. (the "Distributor" or "FSSI"), Two Portland Square, Portland, Maine 04101, is the Fund's distributor pursuant to a Distribution Agreement between the Fund and the Distributor.

Distribution and Service Plans

         The Fund has adopted, in accordance with Rule 12b-1 under the 1940 Act, separate Rule 12b-1 distribution and service plans pertaining to the Fund's Class A, Class B and Class R shares (each, a "Plan"). In adopting each Plan, a majority of the Independent Directors have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. The Directors of the Fund believe that the Plans should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of a Plan or under an alternative distribution arrangement.

         Under the Plan applicable to the Class R shares of the Fund, payments may be made by the Fund for the purpose of financing any activity primarily intended to result in the sales of Class R shares of the Fund as determined by the Board of Directors. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity on behalf of the Class R shares is one which the Fund may finance without a Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations. Payments under the Class R Plan are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred on behalf of the Class R shares.

         Under the Plans for the Class A and Class B shares, the Fund pays a distributor a service fee, accrued daily and paid monthly, at the annual rate of up to 0.25% of the average daily net assets attributable to its Class A or Class B shares, as the case may be. The services for which service fees may be paid include, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans. Pursuant to each Plan, service fee payments made out of or charged against the assets attributable to the Fund's Class A or Class B shares must be in reimbursement for services rendered for or on behalf of the affected class. The expenses not reimbursed in any one month may be reimbursed in a subsequent month. The Class A Plan does not provide for the payment of interest or carrying charges as distribution expenses.

         Under the Fund's Class B Plan, the Fund also pays a Distributor a distribution fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets attributable to its Class B shares. The distributor may reallow to dealers all or a portion of the service and distribution fees as the distributor may determine from time to time. The distribution fee compensates a distributor for expenses incurred in connection with activities primarily intended to result in the sale of the Fund's Class B shares, including the printing of prospectuses and reports for persons other than existing shareholders and the preparation, printing and distribution of sales literature and advertising materials. Pursuant to the Class B Plan, a distributor may include interest, carrying or other finance charges in its calculation of distribution expenses, if not prohibited from doing so pursuant to an order of or a regulation adopted by the SEC.

         Among other things, each Plan provides that (1) the distributor or the Investment Adviser, as the case may be, will submit to the Board at least quarterly, and the Directors will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made;
(2) each Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Directors, cast in person at a meeting called for that purpose; (3) payments by the Fund under each Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while each Plan is in effect, the selection and nomination of Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund shall be committed to the discretion of the Directors who are not "interested persons" of the Company.

         The distributor or Investment Adviser, as the case may be, may make payments for distribution assistance and for administrative and accounting services from resources that may include the management fees paid by the Fund. The distributor or Investment Adviser, as the case may be, also may make payments (such as the service fee payments described above) to unaffiliated broker-dealers for services rendered in the distribution of the Fund's shares. To qualify for such payments, shares may be subject to a minimum holding period. However, no such payments will be made to any dealer or broker if at the end of each year the amount of shares held does not exceed a minimum amount. The minimum holding period and minimum level of holdings will be determined from time to time by the distributor or Investment Adviser, as the case may be.

         A report of the amount expended pursuant to each Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review at least quarterly.

         As of the date of this SAI, no payments had been made under the Plans with respect to the Fund.

         Each Plan may be amended at any time with respect to the class of shares of the Fund to which the Plan relates by vote of the Directors, including a majority of the Independent Directors, cast in person at a meeting called for the purpose of considering such amendment. Each Plan may be terminated at any time with respect to the class of shares of the Fund to which the Plan relates, without payment of any penalty, by vote of a majority of the Independent Directors, or by vote of a majority of the outstanding voting securities of that class.


                              EXPENSES OF THE FUND

         The Fund will pay its expenses not assumed by the Investment Adviser, including, but not limited to, the following: distribution expenses; custodian fees and expenses; stock transfer and dividend disbursing fees and expenses; taxes; expenses of the issuance and redemption of Fund shares (including stock certificates, if any, and registration and qualification fees and expenses); legal and auditing expenses; and the cost of stationery and forms prepared exclusively for the Fund.

         The allocation of the general expenses of the Company among the Fund and any other series of the Company that may be created in the future will be made on a basis that the Company's Board of Directors deems fair and equitable, which may be based on the relative net assets of the series of the Company or the nature of the services performed and relative applicability to each series of the Company.

                          SPECIAL SHAREHOLDER SERVICES

         As described briefly in the Prospectus, the Fund offers the following shareholder services:

         Regular Account: The regular account allows for voluntary investments to be made at any time and is available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others. Investors are free to make additions and withdrawals to or from their regular account as often as they wish. Simply use the Account Application provided with the Prospectus to open your regular account.

         Telephone Transactions: You may redeem shares by telephone if you request this service at the time you complete the initial Account Application. If you do not elect this service at that time, you may do so at a later date by putting your request in writing to the Transfer Agent and having your signature guaranteed.

         The Fund and the Transfer Agent employ reasonable procedures designed to confirm the authenticity of your instructions communicated by telephone and, if the Fund or Transfer Agent does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing a telephone redemption bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund or Transfer Agent believes to be genuine. When you request a telephone redemption, or exchange, if available, you will be asked to respond to certain questions designed to confirm your identity as a shareholder of record. Your cooperation with these procedures will protect your account and the Fund from unauthorized transactions.

         Automatic Investment Plan. Shareholders may also purchase additional Fund shares at regular, preselected intervals by authorizing the automatic transfer of funds from a designated bank account maintained with a United States banking institution which is an Automated Clearing House member. Under the program, existing shareholders may authorize amounts to be debited from their bank account and invested in the Fund monthly or quarterly. Shareholders wishing to participate in this program may obtain the applicable forms from FSSI. Shareholders may terminate their automatic investments or change the amount to be invested at any time by written notification to FSSI.

         Individual Retirement Account (IRA):

         Traditional IRA: An individual may make a deductible contribution to a traditional individual retirement account ("IRA") of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year prior to the year the individual reaches age 70 1/2 if neither the individual nor his or her spouse is an active participant in an employer's retirement plan. An individual who is (or who has a spouse who is ) an active participant in an employer retirement plan also may be eligible to make deductible IRA contributions; the amount, if any, of IRA contributions that are deductible by such an individual is determined by the individual's (and spouse's, if applicable) adjusted gross income for the year. Even if an individual is not permitted to make a deductible contribution to an IRA for a taxable year, however, the individual nonetheless may make nondeductible contributions up to $2,000, or 100% of earned income if less, for that year. One spouse also may contribute up to $2,000 per year to the other spouse's own IRA, even if the other spouse has earned income of less than $2,000, as long as the spouses' joint earned income is at least $4,000. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. If you receive a lump sum distribution from another qualified retirement plan, you may roll over all or part of that distribution into a traditional IRA. Such a rollover contribution is not subject to the limits on annual IRA contributions. By complying with applicable rollover rules, you can continue to defer federal income taxes on your rollover contribution and on any income that is earned on that contribution.

         Roth IRA: An individual also may make nondeductible contributions to a Roth IRA of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year if the individual's (and spouse's, if applicable) adjusted gross income for the year is less than $95,000 for single individuals or $150,000 for married individuals. The maximum contribution amount phases out and falls to zero between $95,000 and $110,000 for single persons and between $150,000 and $160,000 for married persons. Contributions to a Roth IRA may be made even after the individual attains age 70 1/2. Distributions from a Roth IRA that satisfy certain requirements will not be taxable when taken; other distributions of earnings will be taxable. An individual with adjusted gross income of $100,000 or less generally may elect to roll over amounts from a traditional IRA to a Roth IRA. The full taxable amount held in the traditional IRA that is rolled over to a Roth IRA will be taxable in the year of the rollover, except rollovers made for 1998, which may be included in taxable income over a four year period.

         SEP and SIMPLE Plans: There are special IRA programs available for corporate employers under which the employers may establish IRA accounts for their employees in lieu of establishing corporate retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA) and SIMPLE IRAs, they free the corporate employer of a number of the recordkeeping requirements of establishing and maintaining a qualified corporate pension or profit sharing plan.

         How to Establish IRAs: Please call the Fund to obtain information regarding the establishment of IRAs. The IRA plan custodian charges your IRA nominal fees in connection with establishing and maintaining the IRA. These fees are detailed in the IRA plan documents.

         You should consult with a competent adviser for specific advice concerning your tax status and the possible benefits to you of establishing one or more IRAs. The description above is only very general, there are numerous other rules applicable to these plans and considerations of which you should be aware before establishing one.

                         GENERAL INFORMATION AND HISTORY

         The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it has currently allocated
150,000,000 shares to the Fund. The Board of Directors can allocate the remaining authorized but unissued shares to the Fund, or may create additional series or classes and allocate shares to such series or classes. Each series is required to have a suitable investment objective, policies and restrictions, to maintain a separate portfolio of securities suitable to its purposes, and generally to operate in the manner of a separate investment company as required by the 1940 Act.

         If additional series were to be formed, the rights of existing series shareholders would not change, and the objective, policies and investments of each series would not necessarily be changed. A share of any series would continue to have a priority in the assets of that series in the event of a liquidation.

         The shares of each series when issued will be fully paid and nonassessable, will have no preference over other shares of the same series as to conversion, dividends, or retirement, and will have no preemptive rights. The shares of any series will be redeemable from the assets of that series at any time at a shareholder's request at the current net asset value of that series determined in accordance with the provisions of the 1940 Act and the rules thereunder. The Company's general corporate expenses (including administrative expenses) will be allocated among the series in proportion to net assets or as determined in good faith by the Board.

         Each outstanding share of the Company is entitled to one vote for each full share of stock and a fractional vote for each fractional share of stock. All shareholders vote on matters that concern the Company as a whole. Election of Directors or ratification of the independent accountants are examples of matters to be voted upon by all shareholders. The Company is not required to hold a meeting of shareholders each year. The Company intends to hold meetings of shareholders when it is required to do so by the General Corporation Law of Maryland or the 1940 Act. Each series will vote separately on matters (1) when required by the General Corporation Law of Maryland, (2) when required by the 1940 Act, and (3) when matters affect only the interest of the particular series. An example of a matter affecting only one series is a proposed change in an investment restriction of that series. The Fund shares will not have cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect all of the Directors if they choose to do so.

                                   PERFORMANCE

         Total return and current yield are the two primary methods of measuring investment performance. Occasionally, however, the Fund may include its distribution rate in sales literature. Yield, in its simplest form, is the ratio of income per share derived from the Fund's portfolio investments to the current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return, on the other hand, is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price.

         Performance  quotations by investment  companies are subject to certain rules adopted by the Securities and Exchange Commission (the "Commission"). These rules require the use of standardized performance quotations, or alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission.

         Current Yield. As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day (or one-month) base period ended on the date for which the yield is quoted. According to the Commission formula:

                  Yield = 2 [(a-b + 1)6 -1]
                              cd
where:

a   =    dividends and interest earned during the period.
b   =    expenses accrued for the period (net of reimbursements).
c   =    the average daily number of shares outstanding during the period that were entitled to receive dividends.
d   =    the maximum offering price per share on the last day of the period.

         Total Return. As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period, less any fees charged to all shareholder accounts, and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one-, five- and ten-year period or the period since inception if shorter than the one-, five- or ten-year period and the deduction of all applicable charges and fees. According to the Commission formula:


                           P(1+T)n = ERV

where:

P        =    a hypothetical initial payment of $1,000
T        =    average annual total return
n        =    number of years
ERV      =    ending  redeemable  value of a  hypothetical  $1,000  payment made at the  beginning of the one-, five-, or ten-year periods
              (or fractional portion thereof).

         Sales literature pertaining to the Fund may quote a distribution rate in addition to the yield or total return. The distribution rate is the amount of distributions per share made by the Fund over a twelve-month period divided by the current maximum offering price. The distribution rate differs from the yield because it measures what the Fund paid to shareholders rather than what the Fund earned from investments. It also differs from the yield because it may include dividends paid from premium income from option writing, if applicable, and short-term capital gains in addition to dividends from investment income. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the distributions paid over the period such policies were in effect, rather than using the distributions paid during the past twelve months.

         Occasionally, statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's changes in net asset value, or its performance, relative to a market index. One measure of volatility is beta. Beta is the volatility of the Fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

         Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the yield or return to shareholders only for the limited historical period used.

Comparison of Portfolio Performance

         Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Total Return Index ("S&P 500"), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, and the Russell 2000 Index.

         From time to time, in advertising, marketing and other Fund literature, the performance of the Fund may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as Investment Company Data, Inc., Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings or the appropriate volatility grouping, where volatility is a measure of a Fund's risk. From time to time, the average price-earnings ratio and other attributes of the Fund's or the model portfolio's securities, may be compared to the average price-earnings ratio and other attributes of the securities that comprise the S&P 500.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Tanaka funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.

                              FINANCIAL STATEMENTS

                                   [to come]


Investment Adviser:           Tanaka Fund Advisers, LLC
                              230 Park Avenue, Suite 960
                              New York, NY 10169

Distributor:                  Forum Financial Services, Inc.
                              Two Portland Square
                              Portland, ME 04101
Counsel:                      Dechert Price & Rhoads
                              30 Rockefeller Plaza
                              New York, NY 10112

Independent Auditors:



Transfer Agent:               For account information,  wire purchases or
                              redemptions,  call or write to the Fund's
                              Transfer Agent:

                              Forum Shareholder Services, LLC
                              Two Portland Square
                              Portland, ME 04101

More Information:             For 24-hour, 7-days-a-week price information call
                              1-800-___-____.

                              For information on the Fund, investment plans, or other shareholder services, call the Company at 888-9-TANAKA during normal business hours, or write the Company at _______.

                               TANAKA FUNDS, INC.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

         (a)  Financial Statements.

              N/A

         (b)  Exhibits.

         (1)  Amended and Restated Articles of Incorporation of Registrant.*

         (2)  By-Laws of Registrant.

         (3)  Not Applicable.

         (4)  Not Applicable.

         (5)  Form  of  Investment   Advisory   Agreement  between  Tanaka  Fund
              Advisers, LLC and the Registrant on behalf of the TANAKA GROWTH FUND.

         (6) Form of Distribution Agreement between Forum Fund Services, LLC and the Registrant on behalf of the TANAKA GROWTH FUND.

         (7)  Not Applicable.

         (8) Form of Custodian Agreement between Investor's Bank & Trust Company and the Registrant on behalf of the TANAKA GROWTH FUND.

         (9) (a) Form of Transfer Agency and Services Agreement between Forum Shareholder Services, LLC and the Registrant on behalf of the TANAKA GROWTH FUND.

              (b) Form of  Administration  Agreement between Forum
                  Administrative Services, LLC and the Registrant on behalf of the TANAKA GROWTH FUND.

              (c) Form of Fund  Accounting  Agreement between  Forum Accounting
                  Services, LLC and the Registrant on behalf of the TANAKA GROWTH FUND.

         (10) Opinion of Counsel.*

         (11) Report and Consent of Independent Accountants.*

*  To be filed by Pre-Effective Amendment.

         (12) Not applicable.

         (13) Subscription Agreement.*

         (14)

         (15) Distribution Plan pursuant to Rule 12b-1.*

         (16) Not Applicable.

         (17) Not Applicable.

         (18) Multiple Class Plan pursuant to Rule 18f-3.*

         (19) Powers-of-Attorney.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES: As of November 9, 1998:

                                                     Number of
         Title of Class                            Record Holders
         --------------                            --------------
         TANAKA GROWTH FUND                               0


ITEM 27. INDEMNIFICATION.

         The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of
         Incorporation provide for indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The Articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the 1940 Act for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Fund and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR.

         TANAKA Advisors, Inc., the investment advisor to the TANAKA GROWTH FUND series, provides investment advisory services consisting of portfolio management for a variety of individuals and institutions and as of October 31, 1998, had approximately [$235] million in assets under management.

         For information as to any other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of Tanaka Fund

*  To be filed by Pre-Effective Amendment.

         Advisers, LLC (the "Adviser") is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, reference is made to the Adviser's Form ADV (File #801-??), currently on file with the Commission as required by the Investment Advisors Act of 1940, as amended.

ITEM 29. PRINCIPAL UNDERWRITER.

         (a) Forum Financial Services, Inc., Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

               The CRM Funds
               The Cutler Trust
               Forum Funds
               Memorial Funds
               Monarch Funds
               Norwest Advantage Funds
               Norwest Select Funds
               Sound Shore Fund, Inc.

         (b) The following officer of Forum Financial Services, Inc. holds the following position with Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

              Name        Position with Underwriter     Position with Registrant
         --------------   -------------------------     ------------------------

         Sara M. Morris          Treasurer                  Treasurer

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.

         The accounts, books or other documents of the Registrant required to be maintained by ss.31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are kept in several locations:

         (a) Shareholder account records (including share ledgers, duplicate confirmations, duplicate account statements, and applications forms) of the TANAKA GROWTH FUND series of the Registrant are maintained by its transfer agent, Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101.

         (b) Investment records including research information, records relating to the placement of brokerage transactions, memorandums regarding investment recommendations for supporting and/or authorizing the purchase or sale of assets, information relating to the placement of securities transactions, and certain records concerning investment recommendations of the TANAKA GROWTH FUND series are maintained at the series' investment advisor, Tanaka Fund Advisers, LLC, at 230 Park Avenue, Suite 960, New York, New York 10169.

         (c) Accounts and records for portfolio securities and other investment assets, including cash of the Tanaka Fund series are maintained in the custody of the Registrant's custodian bank, Investor's Bank & Trust Company, 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts 02117.

         (d) Accounting records, including general ledgers, supporting ledgers, pricing computations, etc. of the Tanaka Fund series are maintained by the Registrant's fund accounting agent, Forum
              Accounting Services, LLC, Two Portland Square, Portland, Maine 04101.

         (e) Administrative records, including copies of the charter, by-laws, minute books, agreements, compliance records and reports, certain shareholder communications, etc., are kept at the Registrant's principal office, at [ask],

              [by  the  Registrant's  Administrator,   Commonwealth  Shareholder
              Services, Inc., whose address is the same as Registrant's.]

         (f) Records relating to distribution of shares of the Registrant are maintained by the Registrant's distributor, Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101.

ITEM 31. MANAGEMENT SERVICES. There are no management-related service contracts not discussed in Parts A or B of this Form.

ITEM 32. UNDERTAKINGS.

         Registrant   hereby  undertakes  to  furnish  each  person  to  whom  a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 13th day of November, 1998.

                                     TANAKA FUNDS, INC.


                                     By:           *
                                         ------------------------
                                         Graham Y. Tanaka



         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 has been signed below by the following person in the capacities and on the date indicated below.

(Signature)                                 (Title)          (Date)

         *                                  Director          November 13, 1998
------------------------
Graham Y. Tanaka

         *                                  Director          November 13, 1998
------------------------
Charles A. Dill

         *                                  Director          November 13, 1998
------------------------
David M. Fox

         *                                  Director          November 13, 1998
------------------------
Scott D. Stooker

         *                                  Director          November 13, 1998
------------------------
Thomas R. Schwarz


/s/ Margaret A. Bancroft
------------------------
    Margaret A. Bancroft

Attorney-In-Fact

*  Pursuant to Powers-of-Attorney

Exhibits

             99.2     By-Laws

             99.5     Form of Investment Advisory Agreement

             99.6     Form of Distribution Agreement

             99.8     Form of Custodian Agreement

             99.9(a)  Form of Transfer Agency and Services Agreement

             99.9(b)  Form of Administration Agreement

             99.9(c)  Form of Fund Accounting Agreement

             99.19    Powers-of-Attorney